UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Jack Murphy, Esq.
One New York Plaza	Dechert
New York, New York 10004	1775 I Street, NW
Washington, DC 20006

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 28, 2007

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semiannual Report to Stockholders is filed herewith.

Goldman Sachs Funds

STRUCTURED EQUITY FUNDS	Semiannual Report February 28, 2007

Long-term capital growth potential through diversified portfolios of equity investments using a proprietary quantitative approach to stock selection and portfolio construction.

Goldman Sachs Structured Equity Funds

■	GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND

■	GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND

■	GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND

■	GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

■	GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

The Structured Large Cap Value Fund invests in a broadly diversified portfolio of large-capitalization U.S. equity investments and is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions.
The Structured U.S. Equity Fund invests in a broadly diversified portfolio of U.S. equity investments and is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions.
The Structured Large Cap Growth Fund invests in a broadly diversified portfolio of large-capitalization U.S. equity investments and is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions.
The Structured Small Cap Equity Fund invests in a broadly diversified portfolio of small-capitalization U.S. equity investments and is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Stocks of smaller companies are often more volatile and less liquid and present greater risks than stocks of larger companies. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.
The Structured International Equity Fund invests in a broadly diversified portfolio of equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States and is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Foreign and emerging market securities may be more volatile than investments in U.S. securities and will be subject to the risks of currency fluctuations and sudden economic or political developments. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS STRUCTURED EQUITY FUNDS
Domestic Structured Investment Process

■ Comprehensive – We calculate expected excess returns for more than 3,500 stocks on a daily basis.

■ Rigorous – We evaluate stocks based on fundamental investment criteria that have outperformed historically.	■ Objective – Our stock selection process is free from the emotion that can lead to biased investment decisions.

■ Our computer optimization process allocates risk to our best investment ideas and constructs funds that strive to neutralize systematic risks and deliver better returns.	■ We use a unique, proprietary risk model that is more precise, more focused and faster to respond because it seeks to identify, track and manage risk specific to our process, using daily data.

Fully invested, well-diversified portfolio
that:

■  Maintains style, sector, risk and capitalization characteristics similar to the benchmark.

■ Offers broad access to a clearly defined equity universe.	■ Aims to generate excess returns that are positive, consistent and repeatable.

PORTFOLIO RESULTS
Structured Large Cap Value Fund
Dear Shareholder,
This report provides an overview on the performance of the Goldman Sachs Structured Large Cap Value Fund during the six-month reporting period that ended February 28, 2007.
  Performance Review

Over the six-month period that ended February 28, 2007, the Fund’s Class A, B, C, Institutional and Service Shares generated cumulative total returns, without sales charges, of 7.81%, 7.44%, 7.37%, 8.00%, and 7.71%, respectively. These returns compare to the 9.82% cumulative total return of the Fund’s benchmark, the Russell 1000 Value Index (with dividends reinvested), over the same time period.

The reporting period was noteworthy for two market anomalies — both of which had a negative effect on the Fund’s relative performance. One was the ongoing “junk rally,” in which lower-quality stocks (typically, stocks with zero or negative earnings, low S&P quality rankings and other stocks considered more speculative) outperformed higher-quality stocks. The second was an abrupt change in direction in the market when stocks prices declined dramatically during the final two days of the period.

The proprietary stock selection model developed by the Global Quantitative Equity team focuses on investment criteria that have demonstrated strong predictability of future stock returns over long periods of time. While short-term market anomalies do not appear to have a significant effect on the long-term performance of our models, they can have an impact in the near term. This was certainly the case during the reporting period. Our models did not generate the level of outperformance necessary to overcome the effects of the junk rally.

Our model is based on six investment themes. The Valuation theme attempts to identify stocks that we believe are not appropriately priced by the market, by typically comparing a company’s intrinsic, or underlying value, to its current market price. Profitability assesses whether the company has better-than-average profit margins and operates efficiently relative to its peers. Earnings Quality evaluates what percentage of a company’s earnings are coming from more persistent, cash-based sources, as opposed to accounting accruals, such as accounts payable, accounts receivable, inventories, future tax liability and future interest expenses. Management Impact assesses a company’s management strategy and behavior by looking at their investing and financing decisions. Momentum predicts a change in a stock caused by an under-reaction to company-specific information. Finally, Analyst Sentiment looks at how the views of Wall Street analysts about a company’s earnings and prospects are changing over time.
  Portfolio Positioning and Highlights

We believe that our six themes demonstrate a statistically significant ability to forecast returns and also work well across different types of stocks and in a variety of market environments. However, the six-month reporting period — characterized by speculation and over-exuberance — did not follow the historical patterns we have observed over longer periods of time. This was particularly true in the large cap segment of the market.

PORTFOLIO RESULTS

As a result, our forecast model, which we use to evaluate investment opportunities for the Fund, performed below expectations. The largest detractor from relative returns during the period was our Analyst Sentiment theme. Analyst Sentiment captures the broad change in earnings estimates and stock recommendations made by fundamental research analysts. Our historical research has shown that investors tend to pay more for stocks about which analysts are becoming more positive. But during the reporting period, we found that this relationship didn’t hold true and investors generally ignored the changing views of the analyst community.

Another major detractor from relative performance was our Momentum theme. The Momentum theme does not always work successfully in atypical markets (markets where investor sentiment is changing sharply and out-of-favor stocks suddenly become the best performers.)

The shift in investor preference for lower-quality stocks, which started in early August caused our Momentum theme to detract from relative performance. Over the six months, sentiment seemed to shift back and forth. While performance was closer to normal for December and January for this theme, investor preferences appeared to shift again at the beginning of February, and the model fared poorly for the rest of the reporting period. Our quantitative process assumes that investors will behave more or less rationally, which they did less than usual during the period.

Also detracting from performance was our Management Impact theme. On the positive side, Profitability, Valuation and Earnings Quality contributed slightly to our relative return.

In keeping with our management approach, the Fund was invested in a broadly diversified number of stocks and we limited the size of our sector exposures. Our process is designed with the expectation that not all factors will work at any given time. However, we anticipate that those factors that do can take up the slack of those that don’t. We did not get this offset during the period as the change in market sentiment and a preference for lower-quality securities apparently led investors to ignore factors we considered important, such as profitability, when they made stock selections.

As a result, our stock selection was negative overall. Within sectors, we underperformed the most in the Utilities, Consumer Discretionary, Materials and Health Care sectors.

We continue to believe that cheaper stocks should outpace more expensive ones and good momentum stocks should do better than poor momentum stocks. We also prefer companies about which fundamental research analysts are becoming more positive, and firms that are profitable, have sustainable earnings, and use their capital to enhance shareholder value. The weights on our six investment themes will continue to vary depending on their expected returns and risk and diversification benefit, along with their anticipated impact on portfolio turnover.

PORTFOLIO RESULTS

As always, we take a long-term view of market patterns and look for inefficiencies that offer opportunities for our shareholders. We continue to invest based on a three- to five-year time horizon and continue to look for ways to enhance our quantitative model through our on-going research effort. While investors can expect speculative periods to reoccur, it is our experience that these periods tend to be unsustainable and short-lived. We believe that, eventually, historic trends — on which our model is based — will reassert themselves.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Global Quantitative Equity Investment Team

New York, March 27, 2007

FUND BASICS
Structured Large Cap Value Fund
as of February 28, 2007
PERFORMANCE REVIEW

September 1, 2006–February 28, 2007	Fund Total Return (based on NAV)[1]	Russell 1000 Value Index[2]

Class A	7.81%	9.82%
Class B	7.44	9.82
Class C	7.37	9.82
Institutional	8.00	9.82
Service	7.71	9.82

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Russell 1000 Value Index is an unmanaged market capitalization weighted index of the 1000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged and the figures for the Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[3]

For the period ended 12/31/06	One Year	Five Years	Since Inception	Inception Date

Class A	11.33%	8.69%	6.30%	12/31/98
Class B	11.74	8.80	6.23	12/31/98
Class C	15.92	9.10	6.25	12/31/98
Institutional	18.27	10.35	7.45	12/31/98
Service	17.75	9.83	6.95	12/31/98

[3]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
EXPENSE RATIOS[4]

	Current Expense Ratio	Expense Ratio Before Waivers

Class A	0.95%	1.09%
Class B	1.70	1.84
Class C	1.70	1.84
Institutional	0.55	0.69
Service	1.05	1.19

[4]	The expense ratios of the Fund, both with and without waivers and expense limitations, are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights. The waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS
TOP 10 HOLDINGS AS OF 2/28/07[5]

Holding	% of Net Assets	Line of Business

Exxon Mobil Corp.	7.2%	Oil & Gas
J.P. Morgan Chase & Co.	3.9	Diversified Financials
Pfizer, Inc.	3.6	Pharmaceuticals
Bank of America Corp.	3.4	Banks
Citigroup, Inc.	3.1	Diversified Financials
AT&T, Inc.	2.8	Diversified Telecommunication Services
Wells Fargo & Co.	2.6	Banks
Time Warner, Inc.	2.6	Media
Chevron Corp.	2.4	Oil & Gas
U.S. Bancorp	2.3	Banks

[5]	The top 10 holdings may not be representative of the Fund’s future investments.
SECTOR ALLOCATION[6]
Percentage of Net Assets

[6]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term Investments include repurchase agreements and securities lending collateral, if any. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

PORTFOLIO RESULTS
Structured U.S. Equity Fund
Dear Shareholder,
This report provides an overview on the performance of the Goldman Sachs Structured U.S. Equity Fund during the six-month reporting period that ended February 28, 2007.
  Performance Review

Over the six-month period that ended February 28, 2007, the Fund’s Class A, B, C, Institutional and Service Shares generated cumulative total returns, without sales charges, of 6.85%, 6.43%, 6.42%, 7.05%, and 6.79%, respectively. These returns compare to the 8.93% cumulative total return of the Fund’s benchmark, the S&P 500 Index (with dividends reinvested), over the same time period.

The reporting period was noteworthy for two market anomalies — both of which had a negative effect on the Fund’s relative performance. One was the ongoing “junk rally,” in which lower-quality stocks (typically, stocks with zero or negative earnings, low S&P quality rankings and other stocks considered more speculative) outperformed higher-quality stocks. The second was an abrupt change in direction in the market when stock prices declined dramatically during the final two days of the period.

The proprietary stock selection model developed by the Global Quantitative Equity team focuses on investment criteria that have demonstrated strong predictability of future stock returns over long periods of time. While short-term market anomalies do not appear to have a significant effect on the long-term performance of our models, they can have an impact in the near term. This was certainly the case during the reporting period. Our models did not generate the level of outperformance necessary to overcome the effects of the junk rally.

Our model is based on six investment themes. The Valuation theme attempts to identify stocks that we believe are not appropriately priced by the market, by typically comparing a company’s intrinsic, or underlying value, to its current market price. Profitability assesses whether the company has better-than-average profit margins and operates efficiently relative to its peers. Earnings Quality evaluates what percentage of a company’s earnings are coming from more persistent, cash-based sources, as opposed to accounting accruals, such as accounts payable, accounts receivable, inventories, future tax liability and future interest expenses. Management Impact assesses a company’s management strategy and behavior by looking at their investing and financing decisions. Momentum predicts a change in a stock caused by an under-reaction to company-specific information. Finally, Analyst Sentiment looks at how the views of Wall Street analysts about a company’s earnings and prospects are changing over time.
  Portfolio Positioning and Highlights

We believe that our six themes demonstrate a statistically significant ability to forecast returns and also work well across different types of stocks and in a variety of market environments. However, the six-month reporting period — characterized by speculation and over-exuberance — did not follow the historical patterns we have observed over longer periods of time.

PORTFOLIO RESULTS

As a result, our forecast model, which we use to evaluate investment opportunities for the Fund, performed below expectations. The largest detractor from relative returns during the period was our Momentum theme. The price momentum theme does not always work successfully in atypical markets (markets where investor sentiment is changing sharply and out-of-favor stocks suddenly become the best performers.)

The shift in investor preference for lower-quality stocks, which started in early August caused our Momentum theme to detract from relative performance. Over the six months, sentiment seemed to shift back and forth. While performance was closer to normal for December and January for this theme, investor preferences appeared to shift again at the beginning of February, and the model fared poorly for the rest of the reporting period. Our quantitative process assumes that investors will behave more or less rationally, which they did less than usual during the period.

Another detractor was Analyst Sentiment. Our Analyst Sentiment theme captures the broad change in earnings estimates and stock recommendations made by fundamental research analysts. Our historical research has shown that investors tend to pay more for stocks about which analysts are becoming more positive. But during the reporting period, we found that this relationship didn’t hold and investors generally ignored the changing views of the analyst community.

Also detracting from performance were two of our other themes — Management Impact and Earnings Quality. On the positive side, our Valuation and Profitability themes contributed slightly to our relative return.

In keeping with our management approach, the Fund was invested in a broadly diversified number of stocks and we limited the size of our sector exposures. Our process is designed with the expectation that not all factors will work at any given time. However, we anticipate that those factors that do can take up the slack of those that don’t. We did not get this offset during the period as the change in market sentiment and a preference for lower-quality securities apparently led investors to ignore themes we considered important, such as profitability, when they made stock selections.

As a result, our stock selection was negative overall. Within sectors, we underperformed the most in the Consumer Discretionary, Health Care and Utilities sectors.

We continue to believe that cheaper stocks should outpace more expensive ones and good momentum stocks should do better than poor momentum stocks. We also prefer companies about which fundamental research analysts are becoming more positive, and firms that are profitable, have sustainable earnings, and use their capital to enhance shareholder value. The weights on our six investment themes will continue to vary depending on their expected returns and risk and diversification benefit, along with their anticipated impact on portfolio turnover.

PORTFOLIO RESULTS

As always, we take a long-term view of market patterns and look for inefficiencies that offer opportunities for our shareholders. We continue to invest based on a three- to five-year time horizon and continue to look for ways to enhance our quantitative model through our on-going research effort. While investors can expect speculative periods to reoccur, it is our experience that these periods tend to be unsustainable and short-lived. We believe that, eventually, historic trends — on which our model is based — will reassert themselves.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Global Quantitative Equity Investment Team

New York, March 27, 2007

FUND BASICS
Structured U.S. Equity Fund
as of February 28, 2007
PERFORMANCE REVIEW

September 1, 2006–February 28, 2007	Fund Total Return (based on NAV)[1]	S&P 500 Index[2]

Class A	6.85%	8.93%
Class B	6.43	8.93
Class C	6.42	8.93
Institutional	7.05	8.93
Service	6.79	8.93

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The S&P 500 Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The Index is unmanaged and the figures for the Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[3]

For the period ended 12/31/06	One Year	Five Years	Ten Years	Since Inception		Inception Date

Class A	6.82%	5.84%	7.62%	9.78%		5/24/91
Class B	7.04	5.93	7.46	8.12		5/1/96
Class C	11.18	6.27	n/a	5.39		8/15/97
Institutional	13.51	7.48	8.70	10.76		6/15/95
Service	12.95	6.95	8.16	10.14	[4]	5/24/91

[3]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.
[4]	Performance data for Service Shares prior to June 7, 1996 (commencement of operations) is that of Class A Shares (excluding the impact of front-end sales charges applicable to Class A Shares since Service Shares are not subject to any sales charges). Performance of Class A Shares of the Structured U.S. Equity Fund reflects the expenses applicable to the Fund’s Class A Shares. The fees applicable to Service Shares are different from those applicable to Class A Shares which impact performance ratings and rankings for a class of shares.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
EXPENSE RATIOS[5]

	Current Expense Ratio	Expense Ratio Before Waivers

Class A	0.95%	1.15%
Class B	1.70	1.90
Class C	1.70	1.90
Institutional	0.55	0.75
Service	1.05	1.25

[5]	The expense ratios of the Fund, both with and without waivers and expense limitations, are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights. The waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS
TOP 10 HOLDINGS AS OF 2/28/07[6]

Holding	% of Net Assets	Line of Business

Exxon Mobil Corp.	4.9%	Oil & Gas
J.P. Morgan Chase & Co.	3.0	Diversified Financials
Pfizer, Inc.	2.9	Pharmaceuticals
Cisco Systems, Inc.	2.8	Communications Equipment
Microsoft Corp.	2.8	Software
Bank of America Corp.	2.6	Banks
Merck & Co., Inc.	2.4	Pharmaceuticals
Hewlett-Packard Co.	2.4	Computers & Peripherals
Time Warner, Inc.	2.2	Media
General Electric Corp.	2.1	Industrial Conglomerates

[6]	The top 10 holdings may not be representative of the Fund’s future investments.
SECTOR ALLOCATION[7]
Percentage of Net Assets

[7]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term Investments include repurchase agreements and securities lending collateral, if any. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

PORTFOLIO RESULTS
Structured Large Cap Growth Fund
Dear Shareholder,
This report provides an overview on the performance of the Goldman Sachs Structured Large Cap Growth Fund during the six-month reporting period that ended February 28, 2007.
  Performance Review

Over the six-month period that ended February 28, 2007, the Fund’s Class A, B, C, Institutional and Service Shares generated cumulative total returns, without sales charges, of 6.20%, 5.84%, 5.83%, 6.43%, and 6.11%, respectively. These returns compare to the 9.54% cumulative total return of the Fund’s benchmark, the Russell 1000 Growth Index (with dividends reinvested), over the same time period.

The reporting period was noteworthy for two market anomalies — both of which had a negative effect on the Fund’s relative performance. One was the ongoing “junk rally,” in which lower-quality stocks (typically, stocks with zero or negative earnings, low S&P quality rankings and other stocks considered more speculative) outperformed higher-quality stocks. The second was an abrupt change in direction in the market when stocks prices declined dramatically during the final two days of the period.

The proprietary stock selection model developed by the Global Quantitative Equity team focuses on investment criteria that have demonstrated strong predictability of future stock returns over long periods of time. While short-term market anomalies do not appear to have a significant effect on the long-term performance of our models, they can have an impact in the near term. This was certainly the case during the reporting period. Our models did not generate the level of outperformance necessary to overcome the effects of the junk rally.

Our model is based on six investment themes. The Valuation theme attempts to identify stocks that we believe are not appropriately priced by the market, by typically comparing a company’s intrinsic, or underlying value, to its current market price. Profitability assesses whether the company has better-than-average profit margins and operates efficiently relative to its peers. Earnings Quality evaluates what percentage of a company’s earnings are coming from more persistent, cash-based sources, as opposed to accounting accruals, such as accounts payable, accounts receivable, inventories, future tax liability and future interest expenses. Management Impact assesses a company’s management strategy and behavior by looking at their investing and financing decisions. Momentum predicts a change in a stock caused by an under-reaction to company-specific information. Finally, Analyst Sentiment looks at how the views of Wall Street analysts about a company’s earnings and prospects are changing over time.
  Portfolio Positioning and Highlights

We believe that our six themes demonstrate a statistically significant ability to forecast returns and also work well across different types of stocks and in a variety of market environments. However, the six-month reporting period — characterized by speculation and over-exuberance — did not follow the historical patterns we have observed over longer periods of time. This was particularly true in the large cap segment of the market.

PORTFOLIO RESULTS

As a result, our forecast model, which we use to evaluate investment opportunities for the Fund, performed below expectations. The largest detractor from relative returns during the period was our Momentum theme. The Momentum theme does not always work successfully in atypical markets (markets where investor sentiment is changing sharply and out-of-favor stocks suddenly become the best performers.)

The shift in investor preference for lower-quality stocks, which started in early August caused our Momentum theme to detract from relative performance. Over the six months, sentiment seemed to shift back and forth. While performance was closer to normal for December and January for this theme, investor preferences appeared to shift again at the beginning of February, and the model fared poorly for the rest of the reporting period. Our quantitative process assumes that investors will behave more or less rationally, which they did less than usual during the period.

Another detractor from performance was our Analyst Sentiment theme. Analyst Sentiment captures the broad change in earnings estimates and stock recommendations made by fundamental research analysts. Our historical research has shown that investors tend to pay more for stocks about which analysts are becoming more positive. But during the reporting period, we found that this relationship didn’t hold and investors generally ignored the changing views of the analyst community.

Also detracting from performance were two of our other themes — Management Impact and Earnings Quality. On the positive side, our Valuation and Profitability themes contributed slightly to our relative return.

In keeping with our management approach, the Fund was invested in a broadly diversified number of stocks and we limited the size of our sector exposures. Our process is designed with the expectation that not all factors will work at any given time. However, we anticipate that those factors that do can take up the slack of those that don’t. We did not get this offset during the period as the change in market sentiment and a preference for lower-quality securities apparently led investors to ignore themes we considered important, such as profitability, when they made stock selections.

As a result, our stock selection was negative overall. Within sectors, we underperformed the most in the Information Technology, Consumer Discretionary and Financials sectors. Our holdings in the Technology sector detracted most from relative performance over the reporting period.

We continue to believe that cheaper stocks should outpace more expensive ones and good momentum stocks should do better than poor momentum stocks. We also prefer companies about which fundamental research analysts are becoming more positive, and firms that are profitable, have sustainable earnings, and use their capital to enhance shareholder value. The weights on our six investment themes will continue to vary depending on their expected returns and risk and diversification benefit, along with their anticipated impact on portfolio turnover.

PORTFOLIO RESULTS

As always, we take a long-term view of market patterns and look for inefficiencies that offer opportunities for our shareholders. We continue to invest based on a three- to five-year time horizon and continue to look for ways to enhance our quantitative model through our on-going research effort. While investors can expect speculative periods to reoccur, it is our experience that these periods tend to be unsustainable and short-lived. We believe that, eventually, historic trends — on which our model is based — will reassert themselves.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Global Quantitative Equity Investment Team

New York, March 27, 2007

FUND BASICS
Structured Large Cap Growth Fund
as of February 28, 2007
PERFORMANCE REVIEW

September 1, 2006–February 28, 2007	Fund Total Return (based on NAV)[1]	Russell 1000 Growth Index[2]

Class A	6.20%	9.54%
Class B	5.84	9.54
Class C	5.83	9.54
Institutional	6.43	9.54
Service	6.11	9.54

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Russell 1000 Growth Index is an unmanaged market capitalization weighted index of the 1000 largest U.S. companies with higher price-to-book ratios and higher forecasted growth values. The Index is unmanaged and the figures for the Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[3]

For the period ended 12/31/06	One Year	Five Years	Ten Years		Since Inception		Inception Date

Class A	1.86%	2.42%	4.88%		9.42%		11/11/91
Class B	1.97	2.45	n/a		4.01		5/1/97
Class C	5.97	2.81	n/a		2.32		8/15/97
Institutional	8.20	4.00	5.87	[4]	10.11	[4]	11/11/91
Service	7.59	3.50	5.38	[4]	9.77	[4]	11/11/91

[3]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.
[4]	Performance data for Institutional and Service Shares prior to May 1, 1997 (commencement of operations) is that of Class A Shares. Class A Share performance for such period is that of a predecessor separate account (which converted into Class A Shares) adjusted to reflect the higher fees and expenses applicable to the Fund’s Class A Shares. Although the predecessor separate account was managed by Goldman Sachs Asset Management in a manner and pursuant to investment objectives in all material respects equivalent to management and investment objectives of the Structured Large Cap Growth Fund, the separate account was not registered under the Investment Company Act of 1940, as amended (the “Act”) and was not subject to certain investment restrictions imposed by the Act. If it had registered under the Act, performance might have been adversely affected. The fees applicable to Institutional and Service Shares are different from those applicable to Class A Shares, which impacts performance ratings and rankings for a class of shares.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
EXPENSE RATIOS[5]

	Current Expense Ratio	Expense Ratio Before Waivers

Class A	0.95%	1.16%
Class B	1.70	1.91
Class C	1.70	1.91
Institutional	0.55	0.76
Service	1.05	1.26

[5]	The expense ratios of the Fund, both with and without waivers and expense limitations, are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights. The waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS
TOP 10 HOLDINGS AS OF 2/28/07[6]

Holding	% of Net Assets	Line of Business

Microsoft Corp.	4.1%	Software
Cisco Systems, Inc.	3.6	Communications Equipment
Hewlett-Packard Co.	2.4	Computers & Peripherals
Amgen, Inc.	2.1	Biotechnology
Merck & Co., Inc.	1.9	Pharmaceuticals
Texas Instruments, Inc.	1.9	Semiconductor Equipment & Products
Johnson & Johnson	1.8	Pharmaceuticals
Exxon Mobil Corp.	1.8	Oil & Gas
Marriott International, Inc.	1.8	Hotels, Restaurants & Leisure
The Walt Disney Co.	1.7	Media

[6]	The top 10 holdings may not be representative of the Fund’s future investments.
SECTOR ALLOCATION[7]
Percentage of Net Assets

[7]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term Investments include repurchase agreements and securities lending collateral, if any. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

PORTFOLIO RESULTS
Structured Small Cap Equity Fund
Dear Shareholder,
This report provides an overview on the performance of the Goldman Sachs Structured Small Cap Equity Fund during the six-month reporting period that ended February 28, 2007.
  Performance Review

Over the six-month period that ended February 28, 2007, the Fund’s Class A, B, C, Institutional and Service Shares generated cumulative total returns, without sales charges, of 10.41%, 10.06%, 10.10%, 10.71%, and 10.43%, respectively. These returns compare to the 10.76% cumulative total return of the Fund’s benchmark, the Russell 2000 Index (with dividends reinvested), over the same time period.

The reporting period was noteworthy for two market anomalies — both of which had a negative effect on the Fund’s relative performance. One was the ongoing “junk rally,” in which lower-quality stocks (typically, stocks with zero or negative earnings, low S&P quality rankings and other stocks considered more speculative) outperformed higher-quality stocks. The second was an abrupt change in direction in the market when stocks prices declined dramatically during the final two days of the period.

The proprietary stock selection model developed by the Global Quantitative Equity team focuses on investment criteria that have demonstrated strong predictability of future stock returns over long periods of time. While short-term market anomalies do not appear to have a significant effect on the long-term performance of our models, they can have an impact in the near term. This was certainly the case during the reporting period. Our models did not generate the level of outperformance necessary to overcome the effects of the junk rally.

Our model is based on six investment themes. The Valuation theme attempts to identify stocks that we believe are not appropriately priced by the market, by typically comparing a company’s intrinsic, or underlying value, to its current market price. Profitability assesses whether the company has better-than-average profit margins and operates efficiently. Earnings Quality evaluates what percentage of a company’s earnings are coming from more persistent, cash-based sources, as opposed to accounting accruals, such as accounts payable, accounts receivable, inventories, future tax liability and future interest expenses. Management Impact assesses a company’s management strategy and behavior by looking at their financing decisions. Momentum predicts a change in a stock caused by an under-reaction to company-specific information. Finally, Analyst Sentiment looks at how the views of Wall Street analysts about a company’s earnings and prospects are changing over time.
  Portfolio Positioning and Highlights

We believe that our six themes demonstrate a statistically significant ability to forecast returns and also work well across different types of stocks and in a variety of market environments. However, the six-month reporting period — characterized by speculation and over-exuberance — did not follow the historical patterns we have observed over longer periods of time.

PORTFOLIO RESULTS

As a result, our forecast model, which we use to evaluate investment opportunities for the Fund, performed below expectations. The largest detractor from relative returns was our Analyst Sentiment theme. Analyst Sentiment captures the broad change in earnings estimates and stock recommendations made by fundamental research analysts. Our historical research has shown that investors tend to pay more for stocks about which analysts are becoming more positive. But during the reporting period, we found that this relationship didn’t hold true and investors generally ignored the changing views of the analyst community.

Also detracting slightly were three of our other themes — Momentum, Management Impact and Earnings Quality. On the positive side, our Profitability and Valuation themes contributed slightly to our relative return.

In keeping with our management approach, the Fund was broadly diversified across a number of stocks and we limited the size of our sector exposures. Our stock selection was negative overall. Within sectors, we underperformed the most in the Industrials, Information Technology and Materials sectors.

We continue to believe that cheaper stocks should outpace more expensive ones and good momentum stocks should do better than poor momentum stocks. We also prefer companies about which fundamental research analysts are becoming more positive, and firms that are profitable, have sustainable earnings, and use their capital to enhance shareholder value. The weights on our six investment themes will continue to vary depending on their expected returns and risk and diversification benefit, along with their anticipated impact on portfolio turnover.

As always, we take a long-term view of market patterns and look for inefficiencies that offer opportunities for our shareholders. We continue to invest based on a three- to five-year time horizon and continue to look for ways to enhance our quantitative model through our on-going research effort. While investors can expect speculative periods to reoccur, it is our experience that these periods tend to be unsustainable and short-lived. Eventually, we believe historic trends — on which our model is based — will reassert themselves.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Global Quantitative Equity Investment Team

New York, March 27, 2007

FUND BASICS
Structured Small Cap Equity Fund
as of February 28, 2007
PERFORMANCE REVIEW

September 1, 2006–February 28, 2007	Fund Total Return (based on NAV)[1]	Russell 2000 Index[2]

Class A	10.41%	10.76%
Class B	10.06	10.76
Class C	10.10	10.76
Institutional	10.71	10.76
Service	10.43	10.76

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charge.
[2]	The Russell 2000 Index is an unmanaged index of common stock prices that measures the performance of the 2000 smallest companies in the Russell 3000 Index. The Index is unmanaged and the figures for the Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[3]

For the period ended 12/31/06	One Year	Five Years	Since Inception	Inception Date

Class A	6.31%	10.01%	7.75%	8/15/97
Class B	6.40	10.08	7.60	8/15/97
Class C	10.61	10.43	7.63	8/15/97
Institutional	13.02	11.71	8.83	8/15/97
Service	12.41	11.16	8.31	8/15/97

[3]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
EXPENSE RATIOS[4]

	Current Expense Ratio	Expense Ratio Before Waivers

Class A	1.25%	1.36%
Class B	2.00	2.11
Class C	2.00	2.11
Institutional	0.85	0.96
Service	1.35	1.46

[4]	The expense ratios of the Fund, both with and without waivers and expense limitations, are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights. The waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS
TOP 10 HOLDINGS AS OF 2/28/07[5]

Holding	% of Net Assets	Line of Business

Jack in the Box, Inc.	1.6%	Hotels, Restaurants & Leisure
Belden CDT, Inc.	1.6	Electrical Equipment
NBTY, Inc.	1.6	Personal Products
Marvel Entertainment, Inc.	1.5	Leisure Equipment & Products
Immucor, Inc.	1.5	Health Care Equipment & Supplies
Tempur-Pedic International, Inc.	1.5	Household Durables
UTStarcom, Inc.	1.4	Communications Equipment
Amtel Corp.	1.4	Semiconductor Equipment & Products
Polycom, Inc.	1.4	Communications Equipment
Millennium Pharmaceuticals, Inc.	1.4	Biotechnology

[5]	The top 10 holdings may not be representative of the Fund’s future investments.
SECTOR ALLOCATION[6]
Percentage of Net Assets

[6]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term Investments include repurchase agreements and securities lending collateral, if any. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

GOLDMAN SACHS STRUCTURED EQUITY FUNDS
International Structured Investment Process

■ Comprehensive – We forecast returns on over 5,000 stocks,
21 countries and 9 currencies on a daily basis.

■ Rigorous – We evaluate stocks, countries, and currencies
based on fundamental investment criteria that have
outperformed historically.	■ Objective – Our stock and equity market selection process is free from emotion that can lead to biased investment decisions.

■ Our computer optimization process allocates risk to our best investment ideas and constructs funds that strive to neutralize systematic risks and deliver better returns.	■ We use unique, proprietary risk models that are more precise, more focused and faster to respond because they seek to identify, track and manage risk specific to our process, using daily data.

Fully invested, well-diversified International portfolio that:

■  Blends top-down market views with bottom-up stock selection.

■ Maintains style, sector, risk and capitalization characteristics similar to the benchmark.	■ Aims to achieve excess returns by taking intentional country bets and many small diversified stock positions.

PORTFOLIO RESULTS
Structured International Equity Fund
Dear Shareholder,
This report provides an overview on the performance of the Goldman Sachs Structured International Equity Fund during the six-month reporting period that ended February 28, 2007.
  Performance Review

Over the six-month period that ended February 28, 2007, the Fund’s Class A, B, C, Institutional and Service Shares generated cumulative total returns, without sales charges, of 12.75%, 12.32%, 12.31%, 13.02%, and 12.76%, respectively. These returns compare to the 12.26% cumulative total return of the Fund’s benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (unhedged, with dividends reinvested), over the same time period.

The Structured International Equity Fund seeks to generate returns using two strategies — stock selection and intentional country over- and underweights relative to the benchmark. These sources of return tend to be uncorrelated with each other. During the six-month reporting period, stock selection contributed positively to performance while country selection detracted slightly.
  Portfolio Positioning and Highlights

In keeping with our investment approach, we take minimal size and sector bets. We use our quantitative process to look for stocks, countries, and currencies that have good momentum and appear to offer a good value. As always, our goal is to find companies about which fundamental research analysts are increasingly positive — firms that are profitable, have sustainable earnings, and use their capital to enhance shareholder value. We also prefer countries and currencies that exhibit strong economic growth, countries with favorable risk/return tradeoffs, and currencies that are associated with positive expected fund flows. Over the long term, these factors have contributed positively to the Fund’s returns and they typically work well at various times and under different market environments.

Using our proprietary stock-selection models, we calculate expected returns on over 5,000 international stocks on a daily basis. Our models are based on six investment themes, which we believe demonstrate a statistically significant ability to forecast returns and also work well across different types of stocks and in a variety of market environments. Five of our themes — Valuation, Momentum, Analyst Sentiment, Profitability, and Earnings Quality — contributed positively to stock selection during the six-month reporting period, while Management Impact detracted from performance.

Stock selection was strongest in Continental Europe and weakest in Japan. Among sectors, the portfolio’s holdings in the Materials sector outpaced those in the benchmark while our positions in the Consumer Discretionary sector detracted most from relative returns.

PORTFOLIO RESULTS

To determine our country over- and underweights relative to the benchmark, we use our proprietary country/currency selection models, which are based on five investment themes: Valuation, Momentum, Risk Premium, Fund Flows and Macro. Our country selection was slightly negative for the period. An underweight in Australia and an overweight in Switzerland were the largest detractors. Our overweight in Germany and our underweight in the UK added the most to the Fund’s relative performance.

As always, we take a long-term view of market patterns and look for inefficiencies that offer opportunities for our shareholders. We continue to invest based on a three- to five-year time horizon and continue to look for ways to enhance our quantitative model through our on-going research effort. In the months ahead, we believe that cheaper stocks, countries and currencies should outpace more expensive ones and those with good momentum should do better than those with poor momentum. We favor companies about which fundamental research analysts are becoming more positive. We also prefer countries and currencies that exhibit strong economic growth, countries with favorable risk/return tradeoffs, and currencies that are associated with positive expected fund flows. Investors should expect the value we add over time to be the result of stock and country selection, as opposed to sector or size allocations.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Global Quantitative Equity Investment Team

New York, March 27, 2007

FUND BASICS
Structured International Equity Fund
as of February 28, 2007
PERFORMANCE REVIEW

September 1, 2006–February 28, 2007	Fund Total Return (based on NAV)[1]	MSCI EAFE Index[2]

Class A	12.75%	12.26%
Class B	12.32	12.26
Class C	12.31	12.26
Institutional	13.02	12.26
Service	12.76	12.26

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (unhedged) is a market capitalization-weighted composite of securities in 21 developed markets. The Index is unmanaged and the figures for the Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[3]

For the period ended 12/31/06	One Year	Five Years	Since Inception	Inception Date

Class A	20.29%	14.24%	5.74%	8/15/97
Class B	21.06	14.56	5.80	8/15/97
Class C	25.20	14.82	5.81	8/15/97
Institutional	27.76	16.13	7.01	8/15/97
Service	27.16	15.55	6.49	8/15/97

[3]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. The Fund will charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. Performance figures do not reflect the deduction of the redemption fee. If reflected, the redemption fee would reduce the performance quoted.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
EXPENSE RATIOS[4]

	Current Expense Ratio	Expense Ratio Before Waivers

Class A	1.25%	1.36%
Class B	2.00	2.09
Class C	2.00	2.09
Institutional	0.85	0.94
Service	1.35	1.44

[4]	The expense ratios of the Fund, both with and without waivers and expense limitations, are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights. The waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS
TOP 10 HOLDINGS AS OF 2/28/07[5]

Holding	% of Net Assets	Country	Line of Business

Roche Holding AG	3.1%	Switzerland	Pharmaceuticals
Vivendi SA	3.1	France	Media
Zurich Financial Services AG	2.9	Switzerland	Insurance
Deutsche Bank AG	2.5	Germany	Banks
Unilever NV	2.3	Netherlands	Food Products
Muenchener Rueckversicherungs- Gesellschaft AG	2.3	Germany	Insurance
Nestle SA	1.9	Switzerland	Food Products
Total SA	1.8	France	Oil & Gas
Deutsche Lufthansa AG	1.7	Germany	Airlines
Cap Gemini SA	1.7	France	IT Consulting & Services

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND
Schedule of Investments
February 28, 2007 (Unaudited)

Shares	Description	Value
Common Stocks – 97.0%

Aerospace & Defense – 3.1%
113,800	Lockheed Martin Corp.	$11,070,464
348,000	Northrop Grumman Corp.	25,003,800
311,700	Raytheon Co.	16,691,535

		52,765,799

Air Freight & Couriers – 0.3%
93,700	Ryder System, Inc.	4,819,928

Auto Components – 0.0%
41,100	ArvinMeritor, Inc.	750,486

Banks – 9.5%
1,160,048	Bank of America Corp.	59,011,642
127,000	BB&T Corp.	5,394,960
26,600	Comerica, Inc.	1,606,374
97,700	Hudson City Bancorp, Inc.	1,309,180
91,600	Regions Financial Corp.	3,281,112
30,900	SunTrust Banks, Inc.	2,605,179
1,088,000	U.S. Bancorp	38,798,080
96,400	UnionBanCal Corp.	5,896,788
17,700	Washington Mutual, Inc.	762,516
1,313,400	Wells Fargo & Co.	45,574,980

		164,240,811

Beverages – 0.6%
116,400	Molson Coors Brewing Co. – Class B	9,828,816

Biotechnology – 1.4%
239,200	Biogen Idec, Inc.*	10,809,448
70,300	Celgene Corp.*	3,746,990
95,100	Genzyme Corp.*	5,877,180
19,400	Gilead Sciences, Inc.*	1,388,264
168,200	Millennium Pharmaceuticals, Inc.*	1,816,560

		23,638,442

Building Products – 0.0%
14,900	American Standard Companies, Inc.	789,551

Chemicals – 1.2%
64,000	Albemarle Corp.	5,238,400
186,700	Ashland, Inc.	12,243,786
87,600	Hercules, Inc.*	1,766,016
25,400	Lyondell Chemical Co.	809,244
16,400	The Lubrizol Corp.	852,800

		20,910,246

Commercial Services & Supplies – 0.8%
9,900	ITT Educational Services, Inc.*	791,802
170,100	Manpower, Inc.	12,638,430
21,000	R.R. Donnelley & Sons Co.	759,780

		14,190,012

Communications Equipment – 1.5%
997,700	Cisco Systems, Inc.*	25,880,338
24,200	Polycom, Inc.*	771,980

		26,652,318

Computers & Peripherals – 2.1%
858,250	Hewlett-Packard Co.	33,797,885
47,300	Lexmark International, Inc.*	2,864,488

		36,662,373

Containers & Packaging – 0.3%
145,100	Pactiv Corp.*	4,672,220

Diversified Financials – 12.5%
258,500	AmeriCredit Corp.*(a)	6,312,570
485,800	Ameriprise Financial, Inc.	28,399,868
1,059,300	Citigroup, Inc.	53,388,720
732,267	Countrywide Financial Corp.(a)	28,031,181
1,373,300	JPMorgan Chase & Co.	67,841,020
66,200	Janus Capital Group, Inc.(a)	1,406,750
144,600	Merrill Lynch & Co., Inc.	12,100,128
128,500	Moody’s Corp.	8,316,520
56,000	Nuveen Investments, Inc.	2,726,640
12,900	Principal Financial Group, Inc.	785,481
107,858	SEI Investments Co.	6,520,016

		215,828,894

Diversified Telecommunication Services – 4.3%
25,800	ALLTEL Corp.	1,563,222
1,331,235	AT&T, Inc.(a)	48,989,448
287,500	CenturyTel, Inc.	12,865,625
42,200	Citizens Communications Co.	635,954
504,900	Sprint Nextel Corp.	9,734,472
20,700	Verizon Communications, Inc.	774,801

		74,563,522

Electric Utilities – 4.1%
38,100	Alliant Energy Corp.	1,593,342
90,800	Constellation Energy Group, Inc.	7,143,236
114,000	Entergy Corp.	11,251,800
129,200	FirstEnergy Corp.	8,084,044
86,100	Northeast Utilities	2,502,066
39,300	OGE Energy Corp.	1,517,373
658,700	PG&E Corp.	30,576,854
495,493	Reliant Energy, Inc.*(a)	8,378,787

		71,047,502

Electrical Equipment – 0.5%
100,100	Energizer Holdings, Inc.*	8,600,592

Electronic Equipment & Instruments – 0.0%
14,300	Waters Corp.*	775,918

Food & Drug Retailing – 1.8%
55,100	Ruddick Corp.	1,560,983
865,900	Safeway, Inc.	29,934,163

		31,495,146

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND

Shares	Description	Value
Common Stocks – (continued)

Food Products – 1.4%
43,600	Corn Products International, Inc.	$1,393,892
309,200	Dean Foods Co.*	13,926,368
31,700	Sensient Technologies Corp.	776,333
405,792	Tyson Foods, Inc.	7,405,704

		23,502,297

Gas Utilities – 0.1%
20,900	Atmos Energy Corp.	658,768
18,400	ONEOK, Inc.	766,544

		1,425,312

Healthcare Equipment & Supplies – 0.3%
143,400	Applera Corp. – Applied Biosystems Group	4,428,192

Healthcare Providers & Services – 2.0%
385,500	AmerisourceBergen Corp.	20,304,285
66,900	CIGNA Corp.	9,533,250
12,900	Humana, Inc.*	771,936
14,200	McKesson Corp.	791,792
122,600	Service Corp. International	1,438,098
15,100	WellCare Health Plans, Inc.*	1,239,861

		34,079,222

Hotels, Restaurants & Leisure – 1.7%
45,300	Bob Evans Farms, Inc.	1,638,048
566,600	Marriott International, Inc.	27,145,806

		28,783,854

Household Durables – 0.1%
60,400	American Greetings Corp.	1,414,568

Household Products – 0.7%
197,900	Procter & Gamble Co.	12,564,671

Industrial Conglomerates – 1.5%
739,700	General Electric Co.	25,830,324

Insurance – 8.1%
41,200	ACE Ltd.	2,313,792
5,250	Alleghany Corp.*	2,050,755
239,000	AMBAC Financial Group, Inc.	20,945,960
56,800	American International Group, Inc.	3,811,280
204,500	CNA Financial Corp.*(a)	8,396,770
653,300	Genworth Financial, Inc.	23,107,221
63,000	Lincoln National Corp.	4,293,450
737,600	Loews Corp.	32,041,344
212,848	MBIA, Inc.	14,148,006
90,800	Nationwide Financial Services, Inc.	4,866,880
172,600	Old Republic International Corp.	3,852,432
109,995	Radian Group, Inc.	6,319,213
20,300	Reinsurance Group of America, Inc.	1,158,724
275,600	The PMI Group, Inc.	12,917,372

		140,223,199

Internet Software & Services – 0.3%
112,200	IAC/InterActiveCorp.*	4,398,240

IT Consulting & Services – 0.4%
129,549	Computer Sciences Corp.*	6,857,028

Leisure Equipment & Products – 0.4%
138,100	Hasbro, Inc.	3,906,849
74,938	Marvel Entertainment, Inc.*(a)	2,082,527

		5,989,376

Machinery – 0.7%
162,700	AGCO Corp.*	5,897,875
24,600	PACCAR, Inc.	1,709,454
65,400	SPX Corp.	4,571,460

		12,178,789

Marine – 0.3%
76,601	Overseas Shipholding Group, Inc.	4,640,488

Media – 5.9%
716,177	CBS Corp. Class B	21,735,972
82,500	Comcast Corp.*	2,121,900
52,900	Scholastic Corp.*	1,840,391
1,162,800	The DIRECTV Group, Inc.*	26,232,768
70,300	The McGraw-Hill Companies, Inc.	4,542,083
2,183,700	Time Warner, Inc.	44,438,295

		100,911,409

Metals & Mining – 1.1%
293,800	Nucor Corp.	17,883,606
46,700	Steel Dynamics, Inc.	1,762,458

		19,646,064

Multi-Utilities – 1.7%
1,364,400	Duke Energy Corp.	26,865,036
3,365	Dynegy, Inc.*	27,627
65,300	NiSource, Inc.	1,553,487

		28,446,150

Multiline Retail – 0.2%
80,645	Dillard’s, Inc.	2,693,543

Oil & Gas – 14.2%
606,333	Chevron Corp.	41,600,507
488,150	Devon Energy Corp.	32,076,337
1,734,461	Exxon Mobil Corp.	124,326,164
132,800	Hess Corp.	7,045,040
291,500	Holly Corp.	16,169,505
106,500	Marathon Oil Corp.	9,663,810
29,400	Pioneer Natural Resources Co.	1,130,430
56,300	Plains Exploration & Production Co.*	2,568,969
79,500	SEACOR Holdings, Inc.*	7,695,600

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND
Schedule of Investments (continued)
February 28, 2007 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Oil & Gas – (continued)
28,000	Tesoro Corp.	$2,551,920

		244,828,282

Personal Products – 0.1%
77,600	Alberto-Culver Co.	1,718,840
17,000	The Estee Lauder Companies, Inc.	813,960

		2,532,800

Pharmaceuticals – 4.3%
248,900	Merck & Co., Inc.	10,991,424
2,503,700	Pfizer, Inc.	62,492,352

		73,483,776

Real Estate – 3.3%
80,800	Boston Properties, Inc. (REIT)(a)	9,704,080
6,500	BRE Properties, Inc. (REIT)	431,275
160,900	Health Care Property Investors, Inc. (REIT)	5,916,293
415,500	HRPT Properties Trust	5,368,260
241,900	iStar Financial, Inc. (REIT)	11,574,915
7,600	Jones Lang LaSalle, Inc.	804,460
93,100	ProLogis (REIT)	6,156,703
97,000	SL Green Realty Corp.	14,148,420
900	Starwood Hotels & Resorts Worldwide, Inc.	59,220
61,500	Thornburg Mortgage, Inc.(a)	1,557,180
17,000	Ventas, Inc.	779,110

		56,499,916

Semiconductor Equipment & Products – 0.1%
184,200	Atmel Corp.*	1,020,468

Software – 0.3%
175,800	Synopsys, Inc.*	4,496,964

Specialty Retail – 0.5%
303,100	AutoNation, Inc.*	6,656,076
30,000	Dick’s Sporting Goods, Inc.*	1,570,200
16,500	OfficeMax, Inc.	856,350

		9,082,626

Textiles & Apparel – 0.5%
265,738	Jones Apparel Group, Inc.	8,748,095

Tobacco – 1.7%
26,000	Universal Corp.	1,369,420
487,400	UST, Inc.	28,298,444

		29,667,864

Wireless Telecommunication Services – 1.1%
56,800	Leap Wireless International, Inc.*	3,837,976
178,100	Telephone & Data Systems, Inc.	9,918,389
63,700	United States Cellular Corp.*	4,570,475

		18,326,840

TOTAL COMMON STOCKS
(Cost $1,528,220,819)		$1,668,932,933

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) – 2.4%

Joint Repurchase Agreement Account II
$41,900,000	5.335%	03/01/07	$41,900,000
Maturity Value: $41,906,209
(Cost $41,900,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $1,570,120,819)			$1,710,832,933

Shares	Description	Value
Securities Lending Collateral – 3.3%

57,116,500	Boston Global Investment Trust – Enhanced Portfolio	$57,116,500
(Cost $57,116,500)

TOTAL INVESTMENTS – 102.7%
(Cost $1,627,237,319)		$1,767,949,433

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.7)%		(45,744,150)

NET ASSETS – 100.0%		$1,722,205,283

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or portion of security is on loan.

(b)	Joint repurchase agreement was entered into on February 28, 2007. Additional information appears on page 51.

Investment Abbreviation:
REIT	—	Real Estate Investment Trust

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND

ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At February 28, 2007, the following futures contracts were open:

	Number of	Settlement	Market	Unrealized
Type	Contracts Long	Month	Value	Loss

S&P Mini 500 Index	660	March 2007	$46,493,700	$(1,303,913)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments
February 28, 2007 (Unaudited)

Shares	Description	Value
Common Stocks – 99.6%

Aerospace & Defense – 4.1%
281,800	Lockheed Martin Corp.	$27,413,504
223,400	Northrop Grumman Corp.	16,051,290
497,700	Raytheon Co.	26,651,835
600	The Boeing Co.	52,362

		70,168,991

Air Freight & Couriers – 0.1%
34,700	Ryder System, Inc.	1,784,968

Automobiles – 0.3%
29,300	Avis Budget Group, Inc.*	779,087
61,400	Harley-Davidson, Inc.	4,046,260

		4,825,347

Banks – 5.5%
861,249	Bank of America Corp.	43,811,737
326,544	Hudson City Bancorp, Inc.	4,375,690
66,000	Regions Financial Corp.	2,364,120
390,475	U.S. Bancorp	13,924,338
22,700	Wachovia Corp.	1,256,899
810,963	Wells Fargo & Co.	28,140,416

		93,873,200

Beverages – 0.6%
80,400	Coca-Cola Enterprises, Inc.	1,615,236
18,500	Molson Coors Brewing Co. Class B	1,562,140
146,800	The Coca-Cola Co.	6,852,624

		10,030,000

Biotechnology – 2.3%
412,155	Amgen, Inc.*	26,485,080
35,500	Biogen Idec, Inc.*	1,604,245
174,372	Celgene Corp.*	9,294,028
10,000	Gilead Sciences, Inc.*	715,600
133,700	Millennium Pharmaceuticals, Inc.*	1,443,960

		39,542,913

Chemicals – 0.9%
77,165	Ashland, Inc.	5,060,481
203,852	Monsanto Co.	10,740,962

		15,801,443

Commercial Services & Supplies – 1.1%
135,100	Emdeon Corp.*	2,018,394
9,800	ITT Educational Services, Inc.*	783,804
212,684	Manpower, Inc.	15,802,421

		18,604,619

Communications Equipment – 3.0%
1,858,248	Cisco Systems, Inc.*	48,202,953
54,000	Polycom, Inc.*	1,722,600
100,200	UTStarcom, Inc.*(a)	925,848

		50,851,401

Computers & Peripherals – 3.7%
1,036,800	Hewlett-Packard Co.	$40,829,184
388,000	Lexmark International, Inc.*(a)	23,497,280

		64,326,464

Diversified Financials – 9.0%
147,700	AmeriCredit Corp.*(a)	3,606,834
46,700	Ameriprise Financial, Inc.	2,730,082
71,400	BlackRock, Inc.(a)	11,355,456
309,670	Citigroup, Inc.	15,607,368
492,152	Countrywide Financial Corp.	18,839,579
1,025,112	JPMorgan Chase & Co.	50,640,533
426,399	Merrill Lynch & Co., Inc.	35,681,068
172,800	Moody’s Corp.	11,183,616
69,500	SEI Investments Co.	4,201,275

		153,845,811

Diversified Telecommunication Services – 3.1%
16,000	ALLTEL Corp.	969,440
796,015	AT&T, Inc.	29,293,352
193,600	CenturyTel, Inc.	8,663,600
362,630	Sprint Nextel Corp.	6,991,506
208,400	Verizon Communications, Inc.	7,800,412

		53,718,310

Electric Utilities – 2.8%
6,700	American Electric Power Co., Inc.	300,562
17,600	Entergy Corp.	1,737,120
636,648	PG&E Corp.	29,553,200
49,500	Reliant Energy, Inc.*	837,045
227,701	TXU Corp.	15,062,421

		47,490,348

Electrical Equipment – 0.7%
133,700	Energizer Holdings, Inc.*	11,487,504

Electronic Equipment & Instruments – 0.3%
89,000	Ingram Micro, Inc.*	1,729,270
35,552	Thermo Fisher Scientific, Inc.*	1,609,439
24,500	Varian, Inc.*	1,333,535
13,800	Waters Corp.*	748,788

		5,421,032

Energy Equipment & Services – 0.4%
13,800	GlobalSantaFe Corp.	795,294
58,400	SEACOR Holdings, Inc.*	5,653,120

		6,448,414

Food & Drug Retailing – 1.7%
838,600	Safeway, Inc.	28,990,402

Food Products – 1.8%
25,400	General Mills, Inc.	1,431,544
553,900	Kraft Foods, Inc.(a)	17,680,488
621,000	Tyson Foods, Inc.	11,333,250

		30,445,282

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

Healthcare Equipment & Supplies – 1.1%
364,800	Applera Corp. - Applied Biosystems Group	$11,265,024
1,400	Medtronic, Inc.	70,504
81,000	Zimmer Holdings, Inc.*	6,830,730

		18,166,258

Healthcare Providers & Services – 2.9%
543,769	AmerisourceBergen Corp.	28,640,313
51,670	Caremark Rx, Inc.	3,182,356
47,200	CIGNA Corp.	6,726,000
113,900	Humana, Inc.*	6,815,776
56,800	McKesson Corp.	3,167,168
11,300	WellCare Health Plans, Inc.*	927,843

		49,459,456

Hotels, Restaurants & Leisure – 2.1%
36,600	International Game Technology	1,509,750
621,600	Marriott International, Inc.	29,780,856
53,000	McDonald’s Corp.	2,317,160
34,900	Yum! Brands, Inc.	2,022,106

		35,629,872

Household Durables – 0.0%
27,900	American Greetings Corp.	653,418

Household Products – 0.4%
23,063	Colgate-Palmolive Co.	1,553,523
91,469	Procter & Gamble Co.	5,807,367

		7,360,890

Industrial Conglomerates – 3.3%
1,026,820	General Electric Co.	35,856,554
112,412	Reynolds American, Inc.(a)	6,862,753
442,200	Tyco International Ltd.	13,633,026

		56,352,333

Insurance – 5.1%
166,499	AMBAC Financial Group, Inc.	14,591,972
623,000	Genworth Financial, Inc.	22,035,510
707,988	Loews Corp.	30,754,999
267,521	MBIA, Inc.	17,782,121
14,700	Nationwide Financial Services, Inc.	787,920
33,600	The PMI Group, Inc.	1,574,832

		87,527,354

Internet Software & Services – 0.2%
97,900	IAC/InterActiveCorp.*	3,837,680

IT Consulting & Services – 2.7%
731,100	Accenture Ltd.	26,100,270
374,818	Computer Sciences Corp.*	19,839,117

		45,939,387

Leisure Equipment & Products – 0.0%
21,600	Hasbro, Inc.	611,064

Machinery – 2.3%
36,900	AGCO Corp.*	1,337,625
280,900	Deere & Co.	30,455,178
70,800	PACCAR, Inc.	4,919,892
36,400	SPX Corp.	2,544,360

		39,257,055

Marine – 0.0%
2,000	Overseas Shipholding Group, Inc.	121,160

Media – 6.8%
785,381	CBS Corp. Class B	23,836,313
225,033	Comcast Corp.*	5,787,849
9,700	Gannett Co., Inc.	594,222
68,700	News Corp.	1,547,811
24,900	News Corp. Class B	593,616
799,554	The DIRECTV Group, Inc.*	18,037,938
75,990	The McGraw-Hill Companies, Inc.	4,909,714
675,032	The Walt Disney Co.	23,126,596
1,860,228	Time Warner, Inc.	37,855,640

		116,289,699

Metals & Mining – 1.8%
22,800	Newmont Mining Corp.	1,027,596
236,800	Nucor Corp.	14,414,016
300	Phelps Dodge Corp.	37,473
219,400	Southern Copper Corp.(a)	15,445,760

		30,924,845

Multi-Utilities – 0.0%
12,200	Duke Energy Corp.	240,218

Multiline Retail – 0.9%
70,800	Big Lots, Inc.*	1,772,124
255,250	Costco Wholesale Corp.	14,265,922
2,400	Dillard’s, Inc.	80,160

		16,118,206

Oil & Gas – 9.5%
304,700	Chevron Corp.	20,905,467
126,300	ConocoPhillips	8,262,546
461,844	Devon Energy Corp.	30,347,769
1,170,421	Exxon Mobil Corp.	83,895,778
98,300	Holly Corp.	5,452,701
28,000	Tesoro Corp.	2,551,920
212,800	Valero Energy Corp.	12,267,920

		163,684,101

Personal Products – 0.0%
17,300	The Estee Lauder Companies, Inc.	828,324

Pharmaceuticals – 6.8%
60,000	Forest Laboratories, Inc.*	3,105,600
352,537	Johnson & Johnson	22,227,458

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
February 28, 2007 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Pharmaceuticals – (continued)
924,645	Merck & Co., Inc.	$40,832,323
2,007,200	Pfizer, Inc.	50,099,712
32,900	Schering-Plough Corp.	772,492

		117,037,585

Real Estate – 1.1%
82,600	Boston Properties, Inc. (REIT)(a)	9,920,260
79,400	Health Care Property Investors, Inc. (REIT)	2,919,538
92,400	HRPT Properties Trust (REIT)	1,193,808
30,400	iStar Financial, Inc. (REIT)	1,454,640
11,300	ProLogis (REIT)	747,269
17,600	Public Storage, Inc. (REIT)	1,782,352
1,100	SL Green Realty Corp.	160,446

		18,178,313

Road & Rail – 0.6%
280,100	CSX Corp.	10,551,367

Semiconductor Equipment & Products – 2.4%
603,900	Atmel Corp.*	3,345,606
4,900	MEMC Electronic Materials, Inc.*	252,693
719,400	Micron Technology, Inc.*	8,532,084
332,900	Novellus Systems, Inc.*	10,719,380
571,867	Texas Instruments, Inc.	17,705,002

		40,554,765

Software – 4.2%
93,200	Intuit, Inc.*	2,750,332
104,400	Mentor Graphics Corp.*	1,763,316
1,701,380	Microsoft Corp.	47,927,875
512,900	Symantec Corp.*	8,770,590
404,256	Synopsys, Inc.*	10,340,868

		71,552,981

Specialty Retail – 2.1%
46,100	American Eagle Outfitters, Inc.	1,431,405
554,975	AutoNation, Inc.*	12,187,251
611,687	Office Depot, Inc.*	20,405,878
32,800	Payless ShoeSource, Inc.*	1,013,520
33,700	United Auto Group, Inc.	740,052

		35,778,106

Textiles & Apparel – 0.1%
65,802	Jones Apparel Group, Inc.	2,166,202

Tobacco – 1.6%
87,000	Altria Group, Inc.	7,332,360
339,800	UST, Inc.	19,728,788

		27,061,148

Wireless Telecommunication Services – 0.2%
1,100	Telephone & Data Systems, Inc.	$61,259
700	Telephone & Data Systems, Inc. – Special Shares	35,868
46,310	United States Cellular Corp.*	3,322,747

		3,419,874

TOTAL COMMON STOCKS
(Cost $1,533,606,797)		$1,706,958,110

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) – 0.6%

Joint Repurchase Agreement Account II
$10,100,000	5.335%	03/01/07	$10,100,000
Maturity Value: $10,101,497
(Cost $10,100,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $1,543,706,797)			$1,717,058,110

Shares	Description	Value
Securities Lending Collateral – 3.9%

66,042,875	Boston Global Investment Trust – Enhanced Portfolio	$66,042,875
(Cost $66,042,875)

TOTAL INVESTMENTS – 104.1%
(Cost $1,609,749,672)		$1,783,100,985

LIABILITIES IN EXCESS OF OTHER ASSETS – (4.1)%		(69,548,141)

NET ASSETS – 100.0%		$1,713,552,844

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or portion of security is on loan.

(b)	Joint repurchase agreement was entered into on February 28, 2007. Additional information appears on page 51.

Investment Abbreviation:
REIT	—	Real Estate Investment Trust

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND

ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At February 28, 2007, the following futures contracts were open:

	Number of	Settlement	Market	Unrealized
Type	Contracts Long	Month	Value	Loss

S&P Mini 500 Index	159	March 2007	$11,200,755	$(297,478)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Schedule of Investments
February 28, 2007 (Unaudited)

Shares	Description	Value
Common Stocks – 95.7%

Aerospace & Defense – 4.6%
245,700	Lockheed Martin Corp.(a)	$23,901,696
292,600	Northrop Grumman Corp.	21,023,310
204,900	Raytheon Co.	10,972,395
184,100	United Technologies Corp.	12,082,483

		67,979,884

Automobiles – 1.6%
354,800	Harley-Davidson, Inc.(a)	23,381,320

Beverages – 0.9%
298,700	The Coca-Cola Co.	13,943,316

Biotechnology – 3.6%
489,300	Amgen, Inc.*	31,442,418
88,400	Biogen Idec, Inc.*	3,994,796
177,600	Celgene Corp.*	9,466,080
56,600	Genzyme Corp.*	3,497,880
451,949	Millennium Pharmaceuticals, Inc.*	4,881,049

		53,282,223

Building Products – 0.0%
400	Crane Co.	15,236

Chemical – 0.0%
3,100	Monsanto Co.	163,339

Commercial Services & Supplies – 2.5%
176,600	Convergys Corp.*	4,542,152
513,500	Emdeon Corp.*(a)	7,671,690
8,200	ITT Educational Services, Inc.*	655,836
301,900	Manpower, Inc.	22,431,170
47,100	Total System Services Inc.	1,470,462

		36,771,310

Communications Equipment – 4.1%
2,051,400	Cisco Systems, Inc.*	53,213,316
197,900	Polycom, Inc.*	6,313,010
87,800	UTStarcom, Inc.*(a)	811,272

		60,337,598

Computers & Peripherals – 4.7%
886,850	Hewlett-Packard Co.	34,924,153
106,100	International Business Machines Corp.	9,868,361
309,700	Lexmark International, Inc.*(a)	18,755,432
118,900	NVIDIA Corp.*	3,685,900
241,700	Sun Microsystems, Inc.*	1,481,621

		68,715,467

Containers & Packaging – 0.0%
16,000	Crown Holdings, Inc.*	365,440

Diversified Financials – 5.1%
193,300	AmeriCredit Corp.*(a)	4,720,386
153,600	Ameriprise Financial, Inc.	8,979,456
26,900	BlackRock, Inc.	4,278,176
93,000	Countrywide Financial Corp.	3,560,040
384,000	JPMorgan Chase & Co.	18,969,600
101,200	Merrill Lynch & Co., Inc.	8,468,416
230,752	Moody’s Corp.	14,934,269
52,900	Morgan Stanley	3,963,268
93,700	SEI Investments Co.	5,664,165
52,900	T. Rowe Price Group, Inc.	2,463,024

		76,000,800

Diversified Telecommunication Service – 0.1%
77,347	Sprint Nextel Corp.	1,491,250

Electric Utilities – 0.7%
123,700	PG&E Corp.	5,742,154
64,500	TXU Corp.	4,266,675

		10,008,829

Electrical Equipment – 0.9%
159,500	Energizer Holdings, Inc.*	13,704,240

Electronic Equipment & Instruments – 1.2%
23,200	Avnet, Inc.*	848,424
62,500	Ingram Micro, Inc.*	1,214,375
223,900	Intersil Corp.	5,922,155
30,300	Tech Data Corp.*	1,129,584
18,700	Varian, Inc.*	1,017,841
131,800	Waters Corp.*	7,151,468

		17,283,847

Energy Equipment & Services – 0.7%
36,600	SEACOR Holdings, Inc.*	3,542,880
125,300	Tidewater, Inc.(a)	6,511,841

		10,054,721

Food & Drug Retailing – 1.4%
139,100	CVS Corp.(a)	4,369,131
453,500	Safeway, Inc.	15,677,495

		20,046,626

Food Products – 1.3%
95,200	ConAgra Foods, Inc.	2,401,896
178,400	General Mills, Inc.	10,054,624
144,500	Kraft Foods, Inc.(a)	4,612,440
97,500	Tyson Foods, Inc.	1,779,375

		18,848,335

Healthcare Equipment & Supplies – 2.9%
378,000	Applera Corp. – Applied Biosystems Group	11,672,640
80,400	Baxter International, Inc.	4,020,804
8,700	Kinetic Concepts, Inc.*	427,605
298,400	Medtronic, Inc.	15,027,424
14,500	Respironics, Inc.*	594,065
12,900	Stryker Corp.	800,058
122,900	Zimmer Holdings, Inc.*	10,364,157

		42,906,753

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND

Shares	Description	Value
Common Stocks – (continued)

Healthcare Providers & Services – 4.5%
440,600	AmerisourceBergen Corp.	$23,206,402
73,100	Caremark Rx, Inc.	4,502,229
301,700	Humana, Inc.*	18,053,728
10,100	McKesson Corp.	563,176
53,000	Universal Health Services, Inc. Class B	3,066,580
207,900	WellCare Health Plans, Inc.*	17,070,669

		66,462,784

Hotels, Restaurants & Leisure – 3.4%
135,600	International Game Technology	5,593,500
540,106	Marriott International, Inc.	25,876,478
299,900	Starbucks Corp.*	9,266,910
65,100	Wendy’s International, Inc.	2,089,059
130,700	Yum! Brands, Inc.	7,572,758

		50,398,705

Household Products – 0.4%
87,600	Colgate-Palmolive Co.	5,900,736

Industrial Conglomerates – 1.8%
42,300	3M Co.	3,133,584
378,900	General Electric Co.	13,231,188
342,900	Tyco International Ltd.	10,571,607

		26,936,379

Insurance – 1.8%
39,700	AMBAC Financial Group, Inc.	3,479,308
24,700	Axis Capital Holdings Ltd.	835,107
252,600	Loews Corp.	10,972,944
163,048	MBIA, Inc.	10,837,801

		26,125,160

Internet Software & Services – 1.5%
35,325	Google, Inc.*	15,876,821
172,600	IAC/InterActiveCorp.*	6,765,920

		22,642,741

IT Consulting & Services – 2.4%
200,700	Accenture Ltd.	7,164,990
246,250	Computer Sciences Corp.*	13,034,013
580,200	First Data Corp.	14,812,506

		35,011,509

Machinery – 3.4%
560,100	AGCO Corp.*	20,303,625
173,100	Deere & Co.	18,767,502
88,500	PACCAR, Inc.	6,149,865
75,400	Terex Corp.*	4,964,336

		50,185,328

Marine – 0.1%
25,900	Overseas Shipholding Group, Inc.	1,569,022

Media – 5.9%
468,059	CBS Corp. Class B	14,205,591
167,250	Comcast Corp.*(a)	4,301,670
922,200	The DIRECTV Group, Inc.*	20,804,832
724,000	The Walt Disney Co.	24,804,240
1,144,000	Time Warner, Inc.	23,280,400

		87,396,733

Metals & Mining – 2.3%
47,200	Newmont Mining Corp.	2,127,304
207,200	Nucor Corp.	12,612,264
283,100	Southern Copper Corp.(a)	19,930,240

		34,669,808

Multi-Utilities – 0.2%
116,300	Duke Energy Corp.	2,289,947

Multiline Retail – 1.6%
170,000	Costco Wholesale Corp.	9,501,300
113,000	Dillard’s, Inc.	3,774,200
221,000	Wal-Mart Stores, Inc.	10,674,300

		23,949,800

Oil & Gas – 3.3%
334,700	Devon Energy Corp.	21,993,137
369,600	Exxon Mobil Corp.	26,492,928
1,800	Tesoro Corp.	164,052

		48,650,117

Personal Products – 0.2%
119,100	Alberto-Culver Co.	2,638,065

Pharmaceuticals – 5.9%
301,700	Forest Laboratories, Inc.*(a)	15,615,992
431,100	Johnson & Johnson	27,180,855
629,000	Merck & Co., Inc.	27,776,640
628,800	Pfizer, Inc.	15,694,848
32,500	Schering-Plough Corp.	763,100

		87,031,435

Real Estate – 1.2%
50,400	Boston Properties, Inc. (REIT)	6,053,040
14,800	Health Care Property Investors, Inc. (REIT)	544,196
109,500	HRPT Properties Trust	1,414,740
58,600	Jones Lang LaSalle, Inc.	6,202,810
20,800	SL Green Realty Corp.	3,033,888

		17,248,674

Road & Rail – 1.7%
610,500	CSX Corp.	22,997,535
71,200	J.B. Hunt Transportation Services, Inc.	1,891,072

		24,888,607

Semiconductor Equipment & Products – 5.5%
132,100	Atmel Corp.*	731,834
55,450	Intel Corp.	1,100,682

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Schedule of Investments (continued)
February 28, 2007 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Semiconductor Equipment & Products – (continued)
195,600	MEMC Electronic Materials, Inc.*	$10,087,092
1,772,100	Micron Technology, Inc.*	21,017,106
630,400	Novellus Systems, Inc.*	20,298,880
895,900	Texas Instruments, Inc.	27,737,064

		80,972,658

Software – 7.2%
2,400	BMC Software, Inc.*	74,064
336,100	Intuit, Inc.*	9,918,311
91,200	Mentor Graphics Corp.*	1,540,368
2,141,500	Microsoft Corp.	60,326,055
1,377,900	Symantec Corp.*	23,562,090
439,300	Synopsys, Inc.*	11,237,294

		106,658,182

Specialty Retail – 2.9%
611,350	American Eagle Outfitters, Inc.(a)	18,982,418
180,700	AutoNation, Inc.*	3,968,172
501,100	Office Depot, Inc.*	16,716,696
96,800	The TJX Companies, Inc.	2,662,000

		42,329,286

Textiles & Apparel – 0.1%
59,300	Jones Apparel Group, Inc.	1,952,156

Tobacco – 1.8%
28,000	Altria Group, Inc.	2,359,840
414,800	UST, Inc.(a)	24,083,288

		26,443,128

Trading Companies & Distributors – 0.2%
29,900	W.W. Grainger, Inc.	2,306,785

Wireless Telecommunication Services – 0.1%
22,700	Leap Wireless International, Inc.*	1,533,839

TOTAL COMMON STOCKS
(Cost $1,331,076,336)		$1,411,492,118

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) – 3.7%

Joint Repurchase Agreement Account II
$55,200,000	5.335%	03/01/07	$55,200,000
Maturity Value: $55,208,180
(Cost $55,200,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $1,386,276,336)			$1,466,692,118

Shares	Description	Value
Securities Lending Collateral – 7.9%

117,234,938	Boston Global Investment Trust – Enhanced Portfolio	$117,234,938
(Cost $117,234,938)

TOTAL INVESTMENTS – 107.3%
(Cost $1,503,511,274)		$1,583,927,056

LIABILITIES IN EXCESS OF OTHER ASSETS – (7.3)%		(108,330,068)

NET ASSETS – 100.0%		$1,475,596,988

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or portion of security is on loan.

(b)	Joint repurchase agreement was entered into on February 28, 2007. Additional information appears on page 51.

Investment Abbreviation:
REIT	—	Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At February 28, 2007, the following futures contracts were open:

	Number of	Settlement	Market	Unrealized
Type	Contracts Long	Month	Value	Loss

S&P Mini 500 Index	833	March 2007	$58,680,685	$(1,688,940)

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments
February 28, 2007 (Unaudited)

Shares	Description	Value
Common Stocks – 97.4%

Aerospace & Defense – 1.3%
22,395	Kaman Corp.	$510,830
128,450	Triumph Group, Inc.	6,886,205
176,350	United Industrial Corp.(a)	9,514,082

		16,911,117

Airlines – 0.0%
46,100	ExpressJet Holdings, Inc.*	333,303

Auto Components – 1.0%
704,600	ArvinMeritor, Inc.	12,865,996

Banks – 6.7%
100	1st Source Corp.	2,631
47,400	Ameris Bancorp	1,160,826
100	BancFirst Corp.	4,701
100	BancorpSouth, Inc.	2,490
956	BancTrust Financial Group, Inc.	21,214
56,200	Bank Mutual Corp.	656,978
100	Bank of Granite Corp.	1,797
100	BankFinancial Corp.	1,746
34,933	BankUnited Financial Corp.	853,064
11,300	Banner Corp.	471,323
100	BOK Financial Corp.	5,013
6,200	Camden National Corp.	275,156
100	Capitol Bancorp Ltd.	4,025
247,906	Cascade Bancorp(a)	6,450,514
37,800	Central Pacific Financial Corp.	1,424,682
39,900	Chittenden Corp.	1,220,541
100	City Holding Co.	3,934
46,949	City National Corp.	3,388,779
10,100	CoBiz, Inc.	206,848
100	Columbia Bancorp	2,403
139,200	Downey Financial Corp.(a)	9,123,168
100	Enterprise Financial Services Corp.	2,882
12,850	First Citizens BancShares, Inc.	2,692,332
50,800	First Indiana Corp.	1,118,108
100	First Merchants Corp.	2,463
32,541	First Regional Bancorp.*	1,023,740
5,830	First South Bancorp, Inc.(a)	161,841
205,900	Frontier Financial Corp.	5,386,344
39,800	Greater Bay Bancorp	1,066,640
8,100	Greene County Bancshares, Inc.	275,886
92,049	Hancock Holding Co.	4,102,624
207,717	Hanmi Financial Corp.	4,056,713
4,000	Heritage Commerce Corp.	101,040
56,985	Horizon Financial Corp.	1,249,681
20,675	IBERIABANK Corp.	1,117,070
21,111	Intervest Bancshares Corp.*	593,008
4,700	Lakeland Financial Corp.	108,852
74,000	Mid-State Bancshares	2,726,160
169,400	Nara Bancorp, Inc.	3,135,594
41,500	Partners Trust Financial Group, Inc.	470,610
128,410	PFF Bancorp, Inc.	4,060,324
32,300	Pinnacle Financial Partners, Inc.*	1,000,977
41,500	Placer Sierra Bancshares	1,123,820
102,297	Preferred Bank	4,217,705
163,700	Provident Financial Services, Inc.	2,874,572
100	Renasant Corp.	2,430
100	Republic Bancorp, Inc.	2,187
2,622	Shore Bancshares, Inc.	68,591
33,700	Sierra Bancorp(a)	967,527
56,500	Signature Bank*	1,735,680
100	Simmons First National Corp.	2,780
2,400	Smithtown Bancorp, Inc.	66,192
7,200	Southwest Bancorp, Inc.	183,312
77,250	Sterling Bancshares, Inc.	893,010
38,800	Sterling Financial Corp.	1,276,132
76,200	Susquehanna Bancshares, Inc.	1,848,612
18,500	Tompkins Trustco, Inc.	761,275
23,280	TriCo Bancshares	567,566
100	U.S.B. Holding Co., Inc.	2,270
232,400	Umpqua Holdings Corp.	6,277,124
100	United Community Banks, Inc.	3,267
46,400	United Community Financial Corp.	500,656
1,667	United Security Bancshares(a)	34,624
100	Vineyard National Bancorp Co.	2,445
100	Virginia Financial Group, Inc.	2,412
100	Washington Trust Bancorp, Inc.	2,783
100	West Coast Bancorp	3,035
127,200	Wilshire Bancorp, Inc.	2,167,488

		85,322,217

Biotechnology – 1.9%
116,300	Applera Corp. - Celera Group*	1,617,733
100	Array BioPharma, Inc.*	1,173
1,618,938	Millennium Pharmaceuticals, Inc.*	17,484,530
15,500	Pharmanet Development Group, Inc.*	314,960
22,900	Rigel Pharmaceuticals, Inc.*	239,763
372,800	Savient Pharmaceuticals, Inc.*	5,047,712

		24,705,871

Building Products – 0.0%
100	American Woodmark Corp.	3,974
9,700	PW Eagle, Inc.(a)	322,234

		326,208

Chemicals – 2.4%
82,628	Innospec, Inc.	4,281,783
163,998	NewMarket Corp.	7,197,872
344,700	OM Group, Inc.*	17,465,949
26,275	Penford Corp.	543,630
29,200	Stepan Co.	789,860

		30,279,094

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
February 28, 2007 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Commercial Services & Supplies – 7.6%
7,100	ABM Industries, Inc.	$186,801
177,000	Advance America Cash Advance Centers, Inc.	2,412,510
183,599	Amrep Corp.*(a)	16,595,514
126,184	Arbitron, Inc.	5,654,305
61,100	Bowne & Co., Inc.	948,883
10,200	Clark, Inc.	175,236
47,800	Consolidated Graphics, Inc.*	3,406,228
216,200	Convergys Corp.*	5,560,664
133,124	CPI Corp.	6,656,200
301,100	CSG Systems International, Inc.*(a)	7,425,126
74,800	Dollar Financial Corp.*	1,916,376
477,400	Emdeon Corp.*	7,132,356
138,500	First Consulting Group, Inc.*	1,673,080
48,800	ICT Group, Inc.*	1,320,528
100	ITT Educational Services, Inc.*	7,998
84,390	Lightbridge, Inc.*	1,362,054
119,300	PHH Corp.*	3,374,997
79,300	Pre-Paid Legal Services, Inc.*(a)	3,281,434
626,345	Spherion Corp.*	5,555,680
21,890	Standard Parking Corp.*	744,041
267,100	TeleTech Holdings, Inc.*	8,408,308
352,504	Volt Information Sciences, Inc.*(a)	12,052,112
7,876	Waste Industries USA, Inc.	199,814

		96,050,245

Communications Equipment – 5.5%
88,027	Anaren, Inc.*	1,467,410
1,509,175	Brocade Communications Systems, Inc.*	13,597,667
146,800	C-COR, Inc.*	2,003,820
264,100	Carrier Access Corp.*	1,307,295
405,474	InterDigital Communications Corp.*	14,078,057
558,300	Polycom, Inc.*	17,809,770
90,898	Symmetricom, Inc.*	768,997
1,987,335	UTStarcom, Inc.*(a)	18,362,976

		69,395,992

Construction & Engineering – 1.2%
37,200	Comfort Systems USA, Inc.	506,292
245,298	EMCOR Group, Inc.*	14,732,598
24,900	Infrasource Services, Inc.*	610,548

		15,849,438

Containers & Packaging – 0.9%
100	AEP Industries, Inc.*	4,532
15,200	Greif, Inc.	1,784,936
280,400	Rock-Tenn Co.	9,104,588

		10,894,056

Diversified Financials – 1.8%
100	Advanta Corp. Class B	4,177
2,600	Capital Southwest Corp.	358,124
146,300	Cash America International, Inc.	5,941,243
32,452	Credit Acceptance Corp.*	794,749
392,696	EZCORP., Inc.*(a)	5,831,536
142,000	First Cash Financial Services, Inc.*	3,192,160
100	GB&T Bancshares, Inc.	1,923
100	Heartland Financial USA, Inc.	2,591
4,900	Knight Capital Group, Inc.*	77,469
13,600	Piper Jaffray Cos., Inc.*	885,496
22,600	Rewards Network, Inc.*	121,136
43,614	SWS Group, Inc.	1,149,665
8,600	The First Marblehead Corp.	388,204
114,370	World Acceptance Corp.*	4,689,170

		23,437,643

Diversified Telecommunication Services – 0.3%
100	Atlantic Tele-Network, Inc.	2,820
100,741	CT Communications, Inc.	2,374,465
165,300	Ditech Networks, Inc.*	1,281,075
100	General Communication, Inc.*	1,483

		3,659,843

Electric Utilities – 1.0%
100	Alliant Energy Corp.	4,182
46,700	IDACORP, Inc.	1,627,028
16,100	NGP Capital Resources Co.	248,584
27,700	Northeast Utilities	804,962
100	NorthWestern Corp.	3,606
39,700	OGE Energy Corp.	1,532,817
427,417	Reliant Energy, Inc.*	7,227,621
20,946	UIL Holdings Corp.	763,063

		12,211,863

Electrical Equipment – 3.3%
21,000	Acuity Brands, Inc.	1,163,400
426,068	Belden CDT, Inc.	19,756,773
100	Energizer Holdings, Inc.*	8,592
297,800	General Cable Corp.*	14,875,110
100	II-VI, Inc.*	3,092
157,156	Superior Essex, Inc.*	4,999,133
31,800	Woodward Governor Co.	1,324,788

		42,130,888

Electronic Equipment & Instruments – 1.3%
78,900	Coherent, Inc.*(a)	2,371,734
287,150	Exar Corp.*	3,862,168
100	Greatbatch, Inc.*	2,596
52,000	Ingram Micro, Inc.*	1,010,360
181,300	Intevac, Inc.*	4,944,051
100	Mettler-Toledo International, Inc.*	8,636

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

Electronic Equipment & Instruments – (continued)
20,800	Tech Data Corp.*	$775,424
65,100	Waters Corp.*	3,532,326

		16,507,295

Energy Equipment & Services – 1.8%
19,700	Dawson Geophysical Co.*	829,567
113,600	Input/Output, Inc.*(a)	1,541,552
21,200	Matrix Service Co.*(a)	380,116
98,072	SEACOR Holdings, Inc.*	9,493,395
61,900	T-3 Energy Services, Inc.*	1,313,518
160,500	Trico Marine Services, Inc.*	5,848,620
52,050	Universal Compression Holdings, Inc.*	3,484,747

		22,891,515

Food & Drug Retailing – 1.8%
93,022	Ingles Markets, Inc.	3,551,580
76,381	Longs Drug Stores Corp.	3,518,109
35,900	Nash Finch Co.	1,079,154
143,709	Performance Food Group Co.*	4,235,104
100	Smart & Final, Inc.*	2,145
95,141	Spartan Stores, Inc.	2,244,376
456,000	Terra Industries, Inc.*(a)	7,957,200
100	Village Super Market, Inc.	7,786

		22,595,454

Food Products – 1.6%
157,137	Imperial Sugar Co.(a)	4,850,819
161,371	MGP Ingredients, Inc.(a)	3,201,601
86,000	Pilgrim’s Pride Corp.	2,635,040
100	Seaboard Corp.	215,000
53,600	Sensient Technologies Corp.	1,312,664
141,525	USANA Health Sciences, Inc.*(a)	8,218,357

		20,433,481

Gas Utilities – 0.1%
100	Atmos Energy Corp.	3,152
22,400	ONEOK, Inc.	933,184

		936,336

Health Care Equipment & Supplies – 4.9%
73,000	Bio-Rad Laboratories, Inc.*	5,177,160
25,900	CONMED Corp.*	708,624
625,775	Immucor, Inc.*	18,610,548
100	Kensey Nash Corp.*	2,866
150	Medical Action Industries, Inc.*	3,333
15,700	Molecular Devices Corp.*	554,053
372,000	Noven Pharmaceuticals, Inc.*	9,158,640
81,187	Palomar Medical Technologies, Inc.*(a)	3,318,925
131,600	Viasys Healthcare, Inc.*	4,070,388
192,900	West Pharmaceutical Services, Inc.	8,730,654
440,600	Zoll Medical Corp.*	12,253,086

		62,588,277

Health Care Providers & Services – 3.9%
439,820	AMERIGROUP Corp.*	14,549,245
93,800	Apria Healthcare Group, Inc.*	2,987,530
332,533	CorVel Corp.*	10,015,894
27,900	Genesis HealthCare Corp.*	1,759,095
52,200	MedCath Corp.*	1,514,844
300,349	Molina Healthcare, Inc.*	9,358,875
100	Service Corp. International	1,173
117,900	Stewart Enterprises, Inc.	932,589
108,100	WellCare Health Plans, Inc.*	8,876,091

		49,995,336

Hotels, Restaurants & Leisure – 3.0%
99,200	Bob Evans Farms, Inc.	3,587,072
6,300	Buffalo Wild Wings, Inc.*	346,500
105,467	CEC Entertainment, Inc.*	4,497,113
17,500	Choice Hotels International, Inc.	656,075
295,017	Jack in the Box, Inc.*(a)	20,161,462
8,800	Krispy Kreme Doughnuts, Inc.*(a)	89,496
77,900	Landry’s Restaurants, Inc.	2,291,818
64,300	Live Nation, Inc.*	1,487,902
178,800	O’Charley’s, Inc.*	3,749,436
4,204	The Marcus Corp.	92,572
28,900	Trump Entertainment Resorts, Inc.*(a)	508,351
4,800	WMS Industries, Inc.*	179,664

		37,647,461

Household Durables – 2.8%
433,200	American Greetings Corp.(a)	10,145,544
50,100	Blyth, Inc.	1,027,050
15,000	DTS, Inc.*	362,850
100	Interface, Inc.	1,582
297,667	Kimball International, Inc. Class B	6,259,937
738,300	Tempur-Pedic International, Inc.(a)	18,376,287

		36,173,250

Industrial Conglomerates – 0.2%
129,500	Tredegar Corp.	2,889,145

Insurance – 2.9%
7,000	Affirmative Insurance Holdings, Inc.	113,050
2,250	Alleghany Corp.*	878,895
8,300	American Physicians Capital, Inc.*	307,764
3,900	Baldwin & Lyons, Inc.	96,213

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
February 28, 2007 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Insurance – (continued)
100	Darwin Professional Underwriters, Inc.*	$2,401
24,381	FBL Financial Group, Inc.	949,152
100	James River Group, Inc.	2,826
91,400	LandAmerica Financial Group, Inc.(a)	6,358,698
21,359	Meadowbrook Insurance Group, Inc.*	224,910
100	National Interstate Corp.	2,621
4,900	NYMAGIC, Inc.	192,913
237,200	Odyssey Re Holdings Corp.	9,241,312
53,052	Reinsurance Group of America, Inc.	3,028,208
20,498	Seabright Insurance Holdings*	385,158
160,452	Stewart Information Services Corp.	6,514,351
143,400	The PMI Group, Inc.	6,721,158
57,100	Tower Group, Inc.	1,951,678
100	Wesco Financial Corp.	47,445

		37,018,753

Internet & Catalog Retail – 0.5%
220,200	Systemax, Inc.*(a)	5,846,310

Internet Software & Services – 3.2%
17,900	Altiris, Inc.*	582,466
194,600	Digital River, Inc.*	10,778,894
98,600	InfoSpace, Inc.*	2,248,080
560,237	Interwoven, Inc.*	8,526,807
1,054,366	RealNetworks, Inc.*	8,603,627
551,900	S1 Corp.*	2,858,842
230,904	SonicWALL, Inc.*	2,013,483
29,000	Travelzoo, Inc.*	974,690
284,700	United Online, Inc.	3,743,805
27,800	Vignette Corp.*	495,952

		40,826,646

IT Consulting & Services – 0.4%
121,700	Agilysys, Inc.	2,555,700
52,000	Covansys Corp.*	1,282,320
34,000	SYNNEX Corp.*	642,600
100	Tyler Technologies, Inc.*	1,363

		4,481,983

Leisure Equipment & Products – 1.5%
100	Hasbro, Inc.	2,829
675,600	Marvel Entertainment, Inc.*(a)	18,774,924

		18,777,753

Machinery – 1.8%
188,700	AGCO Corp.*	6,840,375
10,000	Ampco-Pittsburgh Corp.	253,500
39,300	EnPro Industries, Inc.*	1,493,007
58,800	NACCO Industries, Inc.	7,551,684
45,700	Robbins & Myers, Inc.	1,790,069
77,100	SPX Corp.	5,389,290

		23,317,925

Marine – 0.0%
100	Horizon Lines, Inc.	2,899

Media – 0.6%
22,600	Catalina Marketing Corp.	707,380
39,800	LodgeNet Entertainment Corp.*	1,017,288
166,200	Scholastic Corp.*	5,782,098

		7,506,766

Metals & Mining – 0.6%
463,900	USEC, Inc.*	6,578,102
27,500	Wheeling-Pittsburgh Corp.*(a)	680,625

		7,258,727

Multi-Utilities – 0.6%
259,623	Avista Corp.	6,075,178
36,500	Westar Energy, Inc.	980,755

		7,055,933

Multiline Retail – 0.9%
290,700	Big Lots, Inc.*(a)	7,276,221
113,045	Dillard’s, Inc.	3,775,703

		11,051,924

Office Electronics – 1.0%
908,681	IKON Office Solutions, Inc.	12,703,360

Oil & Gas – 2.5%
18,100	Cabot Oil & Gas Corp.	1,222,836
257,401	Holly Corp.	14,278,033
100	Plains Exploration & Production Co.*	4,563
43,800	Pogo Producing Co.	2,093,202
324,863	Swift Energy Co.*	12,617,679
100	Tesoro Corp.	9,114
19,200	The Houston Exploration Co.*	1,006,464

		31,231,891

Paper & Forest Products – 0.1%
91,400	Buckeye Technologies, Inc.*	1,162,608

Personal Products – 1.5%
100	Alberto-Culver Co.	2,215
404,058	NBTY, Inc.*	19,669,544

		19,671,759

Pharmaceuticals – 1.0%
179,200	Bradley Pharmaceuticals, Inc.*(a)	3,472,896
54,874	Caraco Pharmaceutical Laboratories Ltd.*	595,931
187,221	Pain Therapeutics, Inc.*(a)	1,477,174
66,600	POZEN, Inc.*(a)	1,047,618

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

Pharmaceuticals – (continued)
26,900	Sciele Pharma, Inc.*	$618,700
187,200	The Medicines Co.*	5,048,784

		12,261,103

Real Estate – 8.2%
100	Agree Realty Corp.	3,384
527,277	American Home Mortgage Investment Corp.(a)	14,421,026
593,294	Anthracite Capital, Inc.	7,422,108
100	Arbor Realty Trust, Inc.	3,079
171,400	Cousins Properties, Inc.	5,885,876
268,900	Crystal River Capital, Inc.(a)	6,854,261
147,400	Entertainment Properties Trust	9,654,700
17,400	Gramercy Capital Corp.	559,584
693,300	HRPT Properties Trust	8,957,436
51,300	iStar Financial, Inc.	2,454,705
316,026	Jer Investors Trust, Inc.	6,010,814
121,474	Jones Lang LaSalle, Inc.	12,858,023
100	Kite Realty Group Trust	2,026
168,291	Medical Properties Trust, Inc.(a)	2,584,950
120,450	National Health Investors, Inc.	3,661,680
247,300	NorthStar Realty Finance Corp.	3,751,541
14,925	PS Business Parks, Inc.	1,074,600
170,100	Redwood Trust, Inc.	9,185,400
100	Resource Capital Corp.	1,661
100	Saul Centers, Inc.	5,730
323,350	Senior Housing Properties Trust	7,740,999
48,539	Winston Hotels, Inc.	681,488

		103,775,071

Road & Rail – 1.0%
158,500	Dollar Thrifty Automotive Group, Inc.*	8,230,905
17,466	P.A.M. Transportation Services, Inc.*	399,971
105,650	Saia, Inc.*	2,877,906
75,064	U.S. Xpress Enterprises, Inc.*	1,447,985

		12,956,767

Semiconductor Equipment & Products – 2.8%
100	Actel Corp.*	1,674
3,226,246	Atmel Corp.*	17,873,403
647,228	Cirrus Logic, Inc.*	5,611,467
179,800	Lattice Semiconductor Corp.*	1,107,568
488,552	MPS Group, Inc.*	6,996,064
28,100	Novellus Systems, Inc.*	904,820
79,700	Silicon Image, Inc.*	702,157
321,900	Skyworks Solutions, Inc.*	2,124,540
84,900	Virage Logic Corp.*	694,482

		36,016,175

Software – 4.4%
100	Actuate Corp.*	530
105,203	Ansoft Corp.*	3,260,241
159,800	Blackbaud, Inc.	3,656,224
646,842	Captaris, Inc.*	4,016,889
133,449	Gerber Scientific, Inc.*	1,406,553
100	Manhattan Associates, Inc.*	2,782
1,017,077	Mentor Graphics Corp.*	17,178,431
107,500	MicroStrategy, Inc.*(a)	13,552,525
21,980	NetScout Systems, Inc.*	189,687
10,100	OPNET Technologies, Inc.*	143,016
12,200	Pegasystems, Inc.	107,848
38,300	Sybase, Inc.*	957,117
404,581	Synopsys, Inc.*	10,349,182
22,288	The Ultimate Software Group, Inc.*	593,752

		55,414,777

Specialty Retail – 3.4%
454,689	Asbury Automotive Group, Inc.	12,144,743
100	AutoNation, Inc.*	2,196
107,600	Charlotte Russe Holdings, Inc.*	3,140,844
100	Dick’s Sporting Goods, Inc.*	5,234
21,800	Group 1 Automotive, Inc.	1,008,686
208,054	Gymboree Corp.*	7,841,556
100	Haverty Furniture Cos., Inc.	1,461
194,100	Jo-Ann Stores, Inc.*(a)	4,373,073
15,200	OfficeMax, Inc.	788,880
82,900	Payless ShoeSource, Inc.*	2,561,610
20,100	Rush Enterprises, Inc.*	373,257
215,700	Sonic Automotive, Inc.	6,341,580
202,000	United Auto Group, Inc.	4,435,920

		43,019,040

Textiles & Apparel – 2.1%
93,800	Brown Shoe Co., Inc.	4,811,940
59,600	Deckers Outdoor Corp.*	3,885,920
264,500	Jones Apparel Group, Inc.	8,707,340
80,200	Kellwood Co.	2,528,706
44,500	Maidenform Brands, Inc.*	814,795
144,975	Perry Ellis International, Inc.*	4,428,986
52,200	Skechers U.S.A., Inc.*	1,822,824

		27,000,511

Tobacco – 0.0%
15,300	Alliance One International, Inc.*	128,673
100	Universal Corp.	5,267

		133,940

Wireless Telecommunication Services – 0.1%
100	EMS Technologies, Inc.*	2,003
85,200	USA Mobility, Inc.*	1,651,176

		1,653,179

TOTAL COMMON STOCKS
(Cost $1,132,917,690)		$1,237,177,124

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
February 28, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) – 1.7%

Joint Repurchase Agreement Account II
$21,700,000	5.335%	03/01/07	$21,700,000
Maturity Value: $21,703,216
(Cost $21,700,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $1,154,617,690)			$1,258,877,124

Shares	Description	Value
Securities Lending Collateral – 13.8%

175,613,825	Boston Global Investment Trust – Enhanced Portfolio
(Cost $175,613,825)		$175,613,825

TOTAL INVESTMENTS – 112.9%
(Cost $1,330,231,515)		$1,434,490,949

LIABILITIES IN EXCESS OF OTHER ASSETS – (12.9)%		(163,551,447)

NET ASSETS – 100.0%		$1,270,939,502

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or portion of security is on loan.

(b)	Joint repurchase agreement was entered into on February 28, 2007. Additional information appears on page 51.
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At February 28, 2007, the following futures contracts were open:

	Number of	Settlement	Market	Unrealized
Type	Contracts Long	Month	Value	Loss

Russell E Mini 2000 Index	324	March 2007	$25,748,280	$(710,842)

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments
February 28, 2007 (Unaudited)

Shares	Description	Value
Common Stocks – 95.6%

Australia – 1.2%
59,438	Amcor Ltd. (Containers & Packaging)	$341,293
5,652	Ansell Ltd. (Healthcare Equipment & Supplies)	51,991
76,198	APN News & Media Ltd. (Media)	356,995
1,948	Australia and New Zealand Banking Group Ltd. (Banks)	45,050
178,889	BHP Billiton Ltd. (Metals & Mining)	3,823,881
16,480	BlueScope Steel Ltd. (Metals & Mining)	121,451
120,495	Caltex Australia Ltd. (Oil & Gas)	2,112,045
71,750	Centro Properties Group (Real Estate)	586,800
351,564	Coles Group Ltd. (Food & Drug Retailing)	4,252,218
281,897	Commonwealth Property Office Fund (Real Estate)	306,379
28,138	CSL Ltd. (Pharmaceuticals)	1,729,846
151,944	Downer EDI Ltd. (Commercial Services & Supplies)	878,618
120,622	Foster’s Group Ltd. (Beverages)	600,798
282,073	GPT Group (Real Estate)	1,121,976
1,628,630	Insurance Australia Group Ltd. (Insurance)	7,709,746
516,591	Investa Property Group (Real Estate)	963,598
13,718	Lend Lease Corp. Ltd. (Real Estate)	195,144
174,349	National Australia Bank Ltd. (Banks)	5,543,242
44,008	Orica Ltd. (Chemicals)	860,130
146,077	Pacific Brands Ltd. (Commercial Services & Supplies)	337,599
167,973	QBE Insurance Group Ltd. (Insurance)	4,255,520
257,735	Stockland (Real Estate)	1,759,598
671,749	Telstra Corp. Ltd. (Diversified Telecommunication Services)	2,254,694
55,829	Toll Holdings Ltd. (Air Freight & Couriers)	855,402
22,589	Wesfarmers Ltd. (Industrial Conglomerates)	649,051
207,489	Zinifex Ltd. (Metals & Mining)	2,734,212

		44,447,277

Austria – 1.4%
4,560	Flughafen Wien AG (Transportation Infrastructure)	422,423
2,086	Mayr-Melnhof Karton AG (Containers & Packaging)	403,948
24,815	Oesterreichische Elektrizitaetswirtschafts AG (Verbund)(a) (Electric Utilities)	1,043,081
79,935	Telekom Austria AG (Diversified Telecommunication Services)	1,996,742
732,529	Voestalpine AG (Metals & Mining)	45,229,685

		49,095,879

Belgium – 3.4%
51,811	Bekaert NV (Electrical Equipment)	6,210,150
2,604	Cofinimmo (Real Estate)	518,698
17,676	Colruyt SA (Food & Drug Retailing)	3,849,786
8,810	Compagnie Maritime Belge SA (Marine)	469,441
211,677	Delhaize Group (Food & Drug Retailing)	17,610,920
123,883	Dexia (Banks)	3,648,871
1,353,832	Fortis (Diversified Financials)	58,168,877
68,073	InBev NV (Beverages)	4,507,932
30,140	KBC GROEP NV (Banks)	3,661,961
21,015	Mobistar SA (Diversified Telecommunication Services)	1,774,045
35,292	Omega Pharma SA (Healthcare Equipment & Supplies)	2,723,920
1,711	S.A. D’Ieteren NV (Distributors)	639,466
72,880	Solvay SA (Chemicals)	10,359,144
102,490	UCB SA(a) (Pharmaceuticals)	6,618,000

		120,761,211

Denmark – 1.8%
141,600	Carlsberg A/S Class B(a) (Beverages)	14,603,354
812,000	Danske Bank A/S (Banks)	37,470,352
16,500	East Asiatic Co. Ltd. A/S (Food Products)	725,327
121,200	Novo-Nordisk A/S Class B (Pharmaceuticals)	10,406,129

		63,205,162

France – 11.3%
647,103	Air France-KLM(a) (Airlines)	28,048,106
43,066	Alstom* (Construction & Engineering)	5,191,607
532,572	BNP Paribas(a) (Banks)	55,534,955
58,567	Business Objects SA* (Software)	2,119,469
850,020	Cap Gemini SA(a) (IT Consulting & Services)	59,359,998
104,735	Compagnie Generale des Etablissements Michelin Class B (Auto Components)	10,879,925

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
February 28, 2007 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

France – (continued)
3,852	Gecina SA (Real Estate)	$707,777
370,375	Publicis Groupe(a) (Media)	16,586,835
146,267	Schneider Electric SA(a) (Electrical Equipment)	17,727,701
43,787	Societe BIC SA(a) (Commercial Services & Supplies)	2,991,068
10,798	Societe Generale Series A(a) (Banks)	1,815,919
376,147	Sodexho Alliance SA(a) (Hotels, Restaurants & Leisure)	25,952,067
976,903	Total SA(a) (Oil & Gas)	65,796,997
2,806,446	Vivendi SA(a) (Media)	110,728,407

		403,440,831

Germany – 12.6%
264,337	BASF AG (Chemicals)	26,885,964
92,211	Beiersdorf AG (Personal Products)	5,982,286
58,350	Celesio AG (Healthcare Providers & Services)	3,311,745
668,703	Deutsche Bank AG (Banks)	87,738,474
2,272,973	Deutsche Lufthansa AG (Airlines)	61,558,366
289,589	E.ON AG (Electric Utilities)	37,961,612
137,865	Hochtief AG (Construction & Engineering)	12,010,986
1,969,071	Infineon Technologies AG* (Semiconductor Equipment & Products)	30,176,696
520,231	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	82,897,733
299,160	Siemens AG (Electrical Equipment)	31,595,798
510,367	ThyssenKrupp AG (Metals & Mining)	25,014,921
361,123	Volkswagen AG(a) (Automobiles)	45,529,612

		450,664,193

Hong Kong – 5.6%
371,000	ASM Pacific Technology Ltd. (Semiconductor Equipment & Products)	2,163,513
4,052,000	Boc Hong Kong Holdings Ltd. (Banks)	9,806,068
4,366,000	Cathay Pacific Airways Ltd. (Airlines)	10,918,483
203,000	Cheung Kong (Holdings) Ltd. (Real Estate)	2,489,670
1,993,500	CLP Holdings Ltd. (Electric Utilities)	14,676,052
265,500	Esprit Holdings Ltd. (Specialty Retail)	2,766,718
3,289,000	Foxconn International Holdings Ltd.* (Wireless Telecommunication Services)	8,668,871
1,382,000	Giordano International Ltd. (Specialty Retail)	646,036
299,100	Hang Seng Bank Ltd. (Banks)	4,073,185
2,291,000	Henderson Land Development Co. Ltd. (Real Estate)	12,988,275
1,517,500	Hong Kong Electric Holdings Ltd. (Electric Utilities)	7,634,914
1,629,500	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	16,787,967
66,000	Hopewell Holdings Ltd. (Industrial Conglomerates)	253,841
1,913,000	Hutchison Whampoa Ltd. (Industrial Conglomerates)	18,155,925
1,173,000	Kerry Properties Ltd. (Real Estate)	5,818,533
67,500	Kingboard Chemical Holdings Ltd. (Electronic Equipment & Instruments)	282,837
1,944,000	Li & Fung Ltd. (Distributors)	6,180,493
3,331,000	New World Development Co. Ltd. (Real Estate)	7,329,261
708,000	Orient Overseas International Ltd. (Marine)	5,779,580
272,000	Shangri-La Asia Ltd. (Hotels, Restaurants & Leisure)	703,326
1,026,000	Sun Hung Kai Properties Ltd. (Real Estate)	12,172,515
1,619,000	Swire Pacific Ltd. (Diversified Financials)	18,302,703
453,000	Television Broadcasts Ltd. (Media)	2,951,153
362,000	Texwinca Holdings Ltd. (Textiles & Apparel)	257,767
773,600	The Bank of East Asia Ltd. (Banks)	4,443,668
1,986,000	The Link REIT (Real Estate)	4,623,171
2,393,000	The Wharf (Holdings) Ltd. (Real Estate)	8,479,166
343,500	Wing Hang Bank Ltd. (Banks)	3,875,223
1,914,000	Yue Yuen Industrial (Holdings) Ltd. (Specialty Retail)	6,579,417

		199,808,331

Italy – 1.9%
668,246	Autogrill S.p.A. (Hotels, Restaurants & Leisure)	12,047,483
110,018	Banca Monte dei Paschi di Siena S.p.A (Banks)	708,640
54,137	Banca Popolare di Milano Scarl (Banks)	836,871

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

Italy – (continued)
240,162	Benetton Group S.p.A. (Textiles & Apparel)	$3,947,808
958,463	Eni S.p.A. (Oil & Gas)	29,355,203
43,155	Fiat S.p.A.*(a) (Automobiles)	1,021,814
545,129	Finmeccanica S.p.A. (Aerospace & Defense)	16,049,641
88,369	Italcementi S.p.A.(a) (Construction Materials)	2,648,645
772,968	Telecom Italia S.p.A. (Diversified Telecommunication Services)	2,336,769
309,935	Telecom Italia S.p.A. (Diversified Telecommunication Services)	786,390

		69,739,264

Japan – 17.3%
41,800	Aderans Co. Ltd.(a) (Personal Products)	1,082,070
356,100	Alps Electric Co. Ltd. (Electronic Equipment & Instruments)	4,272,099
902,000	AMADA Co. Ltd. (Machinery)	10,262,816
181,600	Aoyama Trading Co. Ltd. (Specialty Retail)	5,751,480
190,500	Asahi Breweries Ltd. (Beverages)	3,130,147
834,000	ASAHI KASEI Corp. (Chemicals)	6,109,919
69,400	Autobacs Seven Co. Ltd. (Specialty Retail)	2,767,348
260,800	Canon Marketing Japan, Inc.(a) (Office Electronics)	5,671,849
297,400	Canon, Inc. (Office Electronics)	16,108,381
540,000	Central Glass Co. Ltd. (Building Products)	3,614,766
101,100	CSK HOLDINGS Corp.(a) (IT Consulting & Services)	4,442,629
584,000	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	8,834,930
225,000	DAIICHI SANKYO Co. Ltd. (Pharmaceuticals)	7,263,559
1,152,000	Daiwa Securities Group, Inc. (Diversified Financials)	14,661,503
326,500	Elpida Memory, Inc.*(a) (Computers & Peripherals)	14,689,944
6,000	Fuji Soft, Inc. (Software)	175,281
527,600	FUJIFILM Holdings Corp. (Leisure Equipment & Products)	22,601,746
511,000	Fujikura Ltd. (Electrical Equipment)	3,597,009
1,034,000	Gunze Ltd. (Textiles & Apparel)	5,925,579
1,110,000	Hankyu Department Stores, Inc. (Multiline Retail)	10,323,777
56,000	HINO MOTORS Ltd. (Machinery)	311,636
392,000	Hitachi Ltd. (Electronic Equipment & Instruments)	2,736,685
155,400	Hokkaido Electric Power Co., Inc. (Electric Utilities)	4,259,501
1,064,300	Honda Motor Co. Ltd. (Automobiles)	39,554,741
224	Japan Prime Realty Investment Corp. (Real Estate)	926,068
20	Japan Real Estate Investment Corp. (Real Estate)	246,584
25	Japan Retail Fund Investment Corp. (Real Estate)	233,941
1,467	JAPAN TOBACCO, Inc. (Tobacco)	6,709,035
258,000	Kamigumi Co. Ltd. (Marine)	2,301,936
225,000	Kawasaki Kisen Kaisha Ltd.(a) (Marine)	2,248,889
10,600	KOKUYO Co. Ltd. (Commercial Services & Supplies)	142,716
37,000	KOMORI Corp. (Machinery)	802,183
137,500	KONICA MINOLTA HOLDINGS, Inc.* (Leisure Equipment & Products)	1,764,321
117,500	Kyocera Corp. (Electronic Equipment & Instruments)	10,627,376
345,400	Leopalace21 Corp. (Real Estate)	10,928,011
608,000	Matsushita Electric Industrial Co. Ltd. (Household Durables)	12,213,964
377,000	Matsushita Electric Works Ltd. (Electrical Equipment)	4,302,683
2,300	Millea Holdings, Inc. (Insurance)	85,875
1,077,000	Mitsubishi Electric Corp. (Electrical Equipment)	10,824,974
828,000	Mitsubishi Heavy Industries Ltd. (Machinery)	4,703,618
1,130	Mitsubishi UFJ Financial Group, Inc. (Banks)	13,856,592
1,278,000	Mitsui Chemicals, Inc. (Chemicals)	11,110,158
122	Nippon Building Fund, Inc. (Real Estate)	1,782,226
1,107,000	Nippon Express Co. Ltd. (Road & Rail)	7,086,710
2,206,000	Nippon Oil Corp. (Oil & Gas)	16,111,499
8,417,000	Nippon Steel Corp. (Metals & Mining)	57,510,694
7,081	Nippon Telephone & Telegraph Corp. (Diversified Telecommunication Services)	37,510,896
354,000	Nippon Yusen Kabushiki Kaisha (Marine)	2,800,361

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
February 28, 2007 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Japan – (continued)
95,000	NISSHINBO INDUSTRIES, Inc. (Textiles & Apparel)	$1,251,413
298,800	Nomura Holdings, Inc. (Diversified Financials)	6,470,841
20	Nomura Real Estate Office Fund, Inc. (Real Estate)	238,313
44,200	Nomura Research Institute Ltd. (IT Consulting & Services)	6,725,508
370,000	NSK Ltd. (Machinery)	3,235,347
1,029	NTT Data Corp. (IT Consulting & Services)	5,213,414
1,221,000	Obayashi Corp. (Construction & Engineering)	8,229,504
51,970	ORIX Corp. (Diversified Financials)	14,316,541
423,000	Pioneer Corp.(a) (Household Durables)	5,821,454
2,462	Resona Holdings, Inc.(a) (Banks)	6,996,898
722,000	Ricoh Co. Ltd. (Office Electronics)	16,024,272
37,400	Santen Pharmaceutical Co., Ltd. (Pharmaceuticals)	1,021,391
50	Sapporo Hokuyo Holdings, Inc. (Banks)	521,634
359,000	Seino Holdings Co. Ltd. (Road & Rail)	3,615,970
348,000	Sekisui Chemical Co. Ltd. (Household Durables)	2,880,178
160,600	Shimachu Co. Ltd. (Specialty Retail)	4,825,815
2,473,000	Sompo Japan Insurance, Inc. (Insurance)	33,250,910
1,217	Sumitomo Mitsui Financial Group, Inc. (Banks)	11,839,642
43,000	Sumitomo Realty & Development Co. Ltd. (Real Estate)	1,715,993
77,000	Suzuken Co. Ltd. (Healthcare Providers & Services)	2,760,299
453,000	Tanabe Seiyaku Co. Ltd. (Pharmaceuticals)	6,132,063
8,900	TDK Corp. (Electronic Equipment & Instruments)	741,085
56,000	The Bank of Fukuoka Ltd. (Banks)	472,878
404,000	The Bank of Yokohama Ltd. (Banks)	3,315,241
376,000	The NISHI-NIPPON CITY BANK Ltd. (Banks)	1,809,288
371,000	The Sumitomo Trust & Banking Co. Ltd. (Diversified Financials)	4,205,688
537,700	The Tokyo Electric Power Co., Inc. (Electric Utilities)	18,775,867
53,000	Tokyo Broadcasting System, Inc. (Media)	1,756,743
672,000	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	6,800,907
1,453,000	Toshiba Corp.(a) (Computers & Peripherals)	9,210,188
10,100	Uni-Charm Corp. (Household Products)	604,043
81,000	UNY Co. Ltd. (Multiline Retail)	1,133,735
20,630	USS Co. Ltd. (Specialty Retail)	1,301,735
1,050	West Japan Railway Co. (Road & Rail)	4,974,611
219,300	Yamaha Corp. (Leisure Equipment & Products)	5,005,298

		618,175,412

Netherlands – 7.6%
2,553,184	Aegon NV (Insurance)	50,478,811
220,697	Akzo Nobel NV (Chemicals)	13,586,159
566,162	ASML Holding NV* (Semiconductor Equipment & Products)	13,914,233
264,179	Heineken NV (Beverages)	13,012,151
2,560,742	Koninklijke (Royal) KPN NV (Diversified Telecommunication Services)	39,512,602
24,506	Koninklijke DSM NV (Chemicals)	1,060,737
243,831	Oce NV(a) (Office Electronics)	4,055,388
114,689	Rodamco Europe NV (Real Estate)	15,776,645
634,118	Royal Dutch Shell PLC Series B(a) (Oil & Gas)	20,623,353
365,234	TNT NV (Air Freight & Couriers)	15,696,449
3,223,037	Unilever NV (Food Products)	83,403,983
66,925	Vedior NV (Commercial Services & Supplies)	1,457,817

		272,578,328

Norway – 2.2%
36,600	Aker Kvaerner ASA (Construction & Engineering)	4,228,791
669,950	Norsk Hydro ASA (Oil & Gas)	20,645,252
441,720	Orkla ASA (Beverages)	28,719,716
42,500	Petroleum Geo-Services ASA* (Oil & Gas)	984,253
244,700	SeaDrill Ltd.* (Energy Equipment & Services)	3,756,868
57,700	Statoil ASA(a) (Oil & Gas)	1,472,117
137,200	Tandberg ASA (Electronic Equipment & Instruments)	2,452,639

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

Norway – (continued)
41,000	Telenor ASA (Diversified Telecommunication Services)	$758,696
522,500	Yara International ASA (Chemicals)	14,452,219

		77,470,551

Singapore – 1.3%
1,496,500	Allgreen Properties Ltd. (Real Estate)	1,550,093
529,575	Ascendas Real Estate Investment Trust (Real Estate)	835,274
629,000	Capitaland Ltd. (Real Estate)	2,905,546
83,950	Creative Technology Ltd. (Computers & Peripherals)	544,089
359,112	Cycle & Carriage Ltd. (Distributors)	2,987,060
238,000	DBS Group Holdings Ltd. (Banks)	3,353,782
157,500	Fraser and Neave Ltd. (Beverages)	507,476
1,000	Haw Par Corp. Ltd. (Industrial Conglomerates)	4,845
422,000	Keppel Corp. Ltd. (Diversified Financials)	5,000,821
295,000	Oversea-Chinese Banking Corp. Ltd. (Banks)	1,642,053
27,880	SembCorp Industries Ltd. (Construction & Engineering)	80,693
585,000	Singapore Airlines Ltd. (Airlines)	6,051,206
334,000	Singapore Exchange Ltd. (Diversified Financials)	1,490,138
2,004,780	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	4,173,023
1,044,000	ST Assembly Test Services Ltd.* (Semiconductor Equipment & Products)	1,036,479
1,199,000	Suntec Real Estate Investment Trust (Real Estate)	1,451,714
732,000	United Overseas Bank Ltd. (Banks)	9,875,234
124,000	UOL Group Ltd. (Hotels, Restaurants & Leisure)	410,361
319,000	Want Want Holdings Ltd. (Food Products)	492,316
1,491,000	Wing Tai Holdings Ltd. (Real Estate)	2,655,929

		47,048,132

Spain – 1.4%
1,279,599	Banco Popular Espanol SA (Banks)	25,146,884
577,147	Banco Santander Central Hispano SA (Banks)	10,685,380
129,749	Endesa SA (Electric Utilities)	6,588,235
58,662	Gas Natural SDG SA (Gas Utilities)	2,507,700
405,179	Iberia Lineas Aereas de Espana SA (Airlines)	1,707,943
47,934	Union Fenosa SA (Electric Utilities)	2,400,960

		49,037,102

Sweden – 3.8%
16,700	Billerud (Containers & Packaging)	245,090
931,400	Electrolux AB Series B(a) (Household Durables)	20,801,515
1,551,800	Nordea Bank AB (Banks)	23,528,985
262,200	Securitas AB Series B (Commercial Services & Supplies)	3,904,528
724,000	Swedish Match AB Co. (Tobacco)	12,501,170
2,515,000	Telefonaktiebolaget LM Ericsson Series B (Diversified Telecommunication Services)	8,962,557
4,237,500	TeliaSonera AB (Diversified Telecommunication Services)	35,595,078
34,950	Volvo AB (Machinery)	2,764,272
369,500	Volvo AB Series B (Machinery)	28,395,268

		136,698,463

Switzerland – 13.7%
416,734	Adecco SA (Commercial Services & Supplies)	27,680,748
260,543	Compagnie Financiere Richemont AG (Specialty Retail)	14,332,648
487,808	Credit Suisse Group (Banks)	33,705,757
8,597	Geberit AG (Building Products)	14,161,335
11,515	Givaudan SA (Chemicals)	10,214,591
103,092	Kudelski SA(a) (Electronic Equipment & Instruments)	3,810,623
178,726	Nestle SA (Food Products)	66,488,914
466,161	Novartis AG(a) (Pharmaceuticals)	25,872,687
624,217	Roche Holding AG* (Pharmaceuticals)	111,078,835
60,912	Swatch Group AG-Br (Textiles & Apparel)	14,835,050
63,534	Swatch Group AG-Reg (Textiles & Apparel)	3,119,337
45,486	Swisscom AG (Diversified Telecommunication Services)	17,055,100
756,130	UBS AG(a) (Diversified Financials)	44,648,782
365,967	Zurich Financial Services AG (Insurance)	104,435,556

		491,439,963

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
February 28, 2007 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

United Kingdom – 9.1%
986,168	3i Group PLC (Diversified Financials)	$21,550,694
333,603	Anglo American PLC (Metals & Mining)	15,745,237
719,994	AstraZeneca PLC (Pharmaceuticals)	40,375,121
103,121	BHP Billiton PLC (Metals & Mining)	2,065,796
333,231	BP PLC ADR (Oil & Gas)	20,540,359
1,308,108	British Airways PLC* (Airlines)	13,771,875
358,189	BT Group PLC (Diversified Telecommunication Services)	2,076,293
574,105	Centrica PLC (Gas Utilities)	4,204,560
109,315	Compass Group PLC (Hotels, Restaurants & Leisure)	648,458
193,977	Cookson Group PLC (Electronic Equipment & Instruments)	2,227,201
53,004	Corus Group PLC (Metals & Mining)	624,054
296,566	Daily Mail and General Trust (Media)	4,491,960
1,945,098	DSG International PLC (Specialty Retail)	6,504,720
146,230	Enterprise Inns PLC (Specialty Retail)	1,802,469
73,256	George Wimpey PLC (Household Durables)	814,613
681,101	HBOS PLC (Banks)	14,415,726
26,778	IMI PLC (Machinery)	266,844
31,300	Inchcape PLC (Specialty Retail)	319,817
195,982	Next PLC (Multiline Retail)	7,837,712
18,550	Novo-Nordisk A/S (Pharmaceuticals)	1,597,690
176,173	Rolls-Royce Group PLC* (Aerospace & Defense)	1,693,370
5,129,472	Royal & Sun Alliance Insurance Group PLC (Insurance)	15,425,694
1,027,191	Royal Bank of Scotland Group PLC (Banks)	40,386,488
117,017	Royal Dutch Shell PLC ADR (Oil & Gas)	7,611,956
298,450	Royal Dutch Shell PLC Series B (Oil & Gas)	9,626,987
89,910	Scottish and Southern Energy PLC (Electric Utilities)	2,531,562
65,604	Taylor Woodrow PLC (Household Durables)	522,385
750,078	Tesco PLC (Food & Drug Retailing)	6,349,845
2,345	The Berkeley Group Holdings PLC* (Real Estate)	69,827
65,541	The Davis Service Group PLC (Industrial Conglomerates)	663,629
39,390	Travis Perkins PLC (Specialty Retail)	1,508,816
1,682,190	Unilever PLC (Personal Products)	45,062,207
1,123,949	Vodafone Group PLC ADR (Wireless Telecommunication Services)	31,358,177

		324,692,142

TOTAL COMMON STOCKS
(Cost $2,951,422,684)		$3,418,302,241

Preferred Stock – 0.2%

Germany – 0.2%
Volkswagen AG (Automobiles)
87,823	Volkswagon AG (Automobiles)	$7,738,246
(Cost $6,558,748)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation – 3.6%

State Street Bank & Trust Euro – Time Deposit
$130,191,000	4.85%	03/01/07	$130,191,000
(Cost $130,191,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $3,088,172,432)			$3,556,231,487

Shares	Description	Value
Securities Lending Collateral – 5.5%

195,041,006	Boston Global Investment Trust – Enhanced Portfolio	$195,041,006
(Cost $195,041,006)

TOTAL INVESTMENTS – 104.9%
(Cost $3,283,213,438)		$3,751,272,493

LIABILITIES IN EXCESS OF OTHER ASSETS – (4.9)%		(173,700,758)

NET ASSETS – 100.0%		$3,577,571,735

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or portion of security is on loan.

Investment Abbreviations:
ADR	—	American Depositary Receipt
REIT	—	Real Estate Investment Trust

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

As a % of
Net Assets
Investments Industry Classifications†

Aerospace & Defense	0.5%
Air Freight & Couriers	0.5
Airlines	3.4
Auto Components	0.3
Automobiles	2.6
Banks	11.8
Beverages	1.8
Building Products	0.5
Chemicals	2.7
Commercial Services & Supplies	1.5
Computers & Peripherals	0.7
Construction & Engineering	0.8
Construction Materials	0.1
Distributors	0.3
Diversified Financials	5.7
Diversified Telecommunication Services	4.3
Electric Utilities	2.7
Electrical Equipment	2.1
Electronic Equipment & Instruments	0.8
Energy Equipment & Services	0.1
Food & Drug Retailing	0.9
Food Products	4.2
Gas Utilities	0.2
Healthcare Equipment & Supplies	0.1
Healthcare Providers & Services	0.2
Hotels, Restaurants & Leisure	1.1
Household Durables	1.2
Industrial Conglomerates	0.6
Insurance	8.3
IT Consulting & Services	2.1
Leisure Equipment & Products	0.8
Machinery	1.4
Marine	0.4
Media	3.8
Metals & Mining	4.3
Multiline Retail	0.5
Office Electronics	1.2
Oil & Gas	5.5
Personal Products	1.5
Pharmaceuticals	5.9
Real Estate	2.8
Road & Rail	0.4
Semiconductor Equipment & Products	1.3
Short-term Investments*	9.1
Software	0.1
Specialty Retail	1.4
Textiles & Apparel	0.8
Tobacco	0.5
Wireless Telecommunication Services	1.1

TOTAL INVESTMENTS	104.9%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

*	Short-term investments include short-term obligations and securities lending collateral.
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
February 28, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At February 28, 2007, the following futures contracts were open:

	Number of
	Contracts	Settlement		Unrealized
Type	Long	Month	Market Value	Loss

FTSE 100 Index	293	March 2007	$35,359,663	$(991,533)
SPI 200 Index	95	March 2007	10,857,755	(156,132)
Dow Jones Euro Stoxx 50 Index	870	March 2007	47,049,328	(1,426,203)
TOPIX Index	220	March 2007	32,428,551	(226,358)

TOTAL			$125,695,297	$(2,800,226)

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED EQUITY FUNDS

ADDITIONAL INVESTMENT INFORMATION (continued)
JOINT REPURCHASE AGREEMENT ACCOUNT II — At February 28, 2007, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Fund	Principal Amount

Structured Large Cap Value	$41,900,000

Structured U.S. Equity	10,100,000

Structured Large Cap Growth	55,200,000

Structured Small Cap Equity	21,700,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN Amro, Inc.	$1,000,000,000	5.33%	03/01/07	$1,000,148,056

Banc of America Securities LLC	900,000,000	5.33	03/01/07	900,133,250

Barclays Capital PLC	750,000,000	5.34	03/01/07	750,111,250

Citigroup Global Markets, Inc.	1,000,000,000	5.34	03/01/07	1,000,148,333

Credit Suisse Securities (USA) LLC	1,000,000,000	5.33	03/01/07	1,000,148,056

Deutsche Bank Securities, Inc.	3,750,000,000	5.34	03/01/07	3,750,556,250

Greenwich Capital Markets	300,000,000	5.34	03/01/07	300,044,500

Merrill Lynch	1,000,000,000	5.33	03/01/07	1,000,148,056

Morgan Stanley & Co.	800,000,000	5.33	03/01/07	800,118,444

UBS Securities LLC	507,500,000	5.33	03/01/07	507,575,138

Wachovia Capital Markets	250,000,000	5.33	03/01/07	250,037,014

TOTAL	$11,257,500,000			$11,259,168,347

At February 28, 2007, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 7.23%, due 03/07/07 to 11/15/17; Federal Home Loan Mortgage Association, 0.00% to 11.00%, due 09/01/07 to 03/01/37; Federal National Mortgage Association, 3.50% to 10.50%, due 11/01/07 to 10/01/46 and Government National Mortgage Association, 4.50% to 7.50%, due 08/15/18 to 02/15/37. The aggregate market value of the collateral, including accrued interest, was $11,517,202,142.
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED EQUITY FUNDS
Statements of Assets and Liabilities
February 28, 2007 (Unaudited)

Structured Large
Cap Value Fund

Assets:

Investments in securities, at value (identified cost $1,570,120,819, $1,543,706,797, $1,386,276,336, $1,154,617,690 and $3,088,172,432, respectively)(a)	$1,710,832,933
Foreign currencies, at value (identified cost $2,524,723, Structured International Equity only)	—
Securities lending collateral, at value which equals cost	57,116,500
Cash(b)	3,476,285
Receivables:
Fund shares sold	7,458,133
Dividends and interest, at value	3,854,539
Investment securities sold	—
Due from broker/variation margin	436,463
Foreign tax reclaims, at value	—
Securities lending income	4,765
Other assets	55,947

Total assets	1,783,235,565

Liabilities:

Due to custodian	—
Payables:
Payable upon return of securities loaned	57,116,500
Fund shares repurchased	2,754,711
Amounts owed to affiliates	1,010,136
Due to broker/variation margin, at value	—
Accrued expenses	148,935

Total liabilities	61,030,282

Net Assets:

Paid-in capital	1,543,051,284
Accumulated undistributed (distribution in excess of) net investment income	3,717,608
Accumulated net realized gain (loss) on investment, futures and foreign currency transactions	36,028,190
Net unrealized gain on investments, futures and translation of assets denominated in foreign currencies	139,408,201

NET ASSETS	$1,722,205,283

Net Assets:
Class A	$632,497,113
Class B	19,391,065
Class C	24,731,532
Institutional	1,038,841,707
Service	6,743,866

Shares Outstanding:
Class A	43,788,392
Class B	1,353,466
Class C	1,724,489
Institutional	71,903,870
Service	465,049

Total shares of beneficial interest outstanding, $0.001 par value (unlimited number of shares authorized)	119,235,266

Net asset value, offering and redemption price per share:(c)
Class A	$14.44
Class B	14.33
Class C	14.34
Institutional	14.45
Service	14.50

(a)	Includes loaned securities having a market value of $56,530,325, $65,183,192, $115,444,852, $171,559,679 and $185,129,503 for Structured Large Cap Value, Structured U.S. Equity, Structured Large Cap Growth, Structured Small Cap Equity and Structured International Equity Funds, respectively.
(b)	Includes restricted cash of $3,416,000, $745,500, $2,134,500, 799,375 and 5,955,194 for the Structured Large Cap Value, Structured U.S. Equity, Structured Large Cap Growth, Structured Small Cap Equity and Structured International Equity Funds, respectively, relating to initial margin requirements on futures transactions.
(c)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares of the Structured Large Cap Value, Structured U.S. Equity, Structured Large Cap Growth, Structured Small Cap Equity and Structured International Equity Funds is $15.28, $34.50, $14.83, $15.17 and $15.93, respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED EQUITY FUNDS

Structured U.S.	Structured Large	Structured Small	Structured International
Equity Fund	Cap Growth Fund	Cap Equity Fund	Equity Fund

$1,717,058,110	$1,466,692,118	$1,258,877,124	$3,556,231,487
—	—	—	2,554,942
66,042,875	117,234,938	175,613,825	195,041,006
829,882	2,134,500	799,375	11,019,506
3,583,344	7,489,889	11,692,687	14,349,187
3,777,145	1,900,738	431,070	2,298,095
—	—	1,438,807	—
108,120	682,307	491,769	—
—	—	—	135,090
37,805	44,635	192,593	91,919
45,774	21,422	12,516	253,819

1,791,483,055	1,596,200,547	1,449,549,766	3,781,975,051

—	112,547	219,932	—
66,042,875	117,234,938	175,613,825	195,041,006
10,227,791	2,223,103	1,511,953	3,833,259
1,246,297	876,923	1,038,779	2,537,264
—	—	—	2,546,238
413,248	156,048	225,775	445,549

77,930,211	120,603,559	178,610,264	204,403,316

1,510,124,024	1,619,324,846	1,146,339,266	2,996,445,834
3,206,314	2,903,115	2,675,370	(2,141,498)
27,168,671	(225,357,815)	18,376,274	117,967,118
173,053,835	78,726,842	103,548,592	465,300,281

$1,713,552,844	$1,475,596,988	$1,270,939,502	$3,577,571,735

$772,511,608	$490,915,526	$299,901,903	$1,089,164,820
123,935,223	33,942,711	14,622,921	12,382,603
58,566,827	21,784,025	26,160,718	9,749,060
742,490,509	928,670,436	900,975,996	2,413,836,292
16,048,677	284,290	29,277,964	52,438,960

23,697,705	35,036,436	20,908,782	72,367,538
4,045,918	2,600,198	1,114,966	831,924
1,921,816	1,668,280	1,986,557	656,108
22,303,657	64,439,741	60,679,681	156,949,780
496,831	20,447	2,068,037	3,475,410

52,465,927	103,765,102	86,758,023	234,280,760

$32.60	$14.01	$14.34	$15.05
30.63	13.05	13.12	14.88
30.47	13.06	13.17	14.86
33.29	14.41	14.85	15.38
32.30	13.90	14.16	15.09

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED EQUITY FUNDS
Statements of Operations
For the Six Months Ended February 28, 2007 (Unaudited)

Structured Large
Cap Value Fund

Investment income:

Dividends(a)	$16,110,716
Interest (including securities lending income of $32,397, $97,895, $106,235, $771,615 and $497,854, respectively)	1,214,173

Total income	17,324,889

Expenses:

Management fees	4,598,008
Distribution and service fees(b)	923,330
Transfer Agent fees(b)	761,961
Custody and accounting fees	71,314
Service share fees	9,057
Registration fees	59,038
Professional fees	10,597
Trustee fees	8,119
Other	23,292

Total expenses	6,464,716

Less — expense reductions	(845,149)

Net expenses	5,619,567

NET INVESTMENT INCOME	11,705,322

Realized and unrealized gain (loss) on investment, futures and foreign currency related transactions:

Net realized gain (loss) from:
Investment transactions	49,274,307
Futures transactions	4,391,856
Foreign currency related transactions	—
Net change in unrealized gain (loss) on:
Investments	45,526,318
Futures	(1,466,315)
Translation of assets and liabilities denominated in foreign currencies	—

Net realized and unrealized gain on investment, futures and foreign currency related transactions	97,726,166

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$109,431,488

(a)	For Structured International Equity Fund foreign taxes withheld on dividends were $568,486.
(b)	Class specific distribution and service, and transfer agent fees were as follows:

	Distribution and Service Fees			Transfer Agent Fees

Fund	Class A	Class B	Class C	Class A	Class B	Class C	Institutional	Service

Structured Large Cap Value	704,283	97,480	121,567	535,255	18,521	23,098	184,362	725
Structured U.S. Equity	895,971	632,305	294,018	680,938	120,138	55,864	139,936	2,967
Structured Large Cap Growth	538,666	189,608	114,117	409,388	36,025	21,682	156,818	107
Structured Small Cap Equity	295,811	77,364	132,126	224,817	14,699	25,104	140,269	5,911
Structured International Equity	1,077,812	54,781	42,275	819,137	10,408	8,032	378,018	9,159
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED EQUITY FUNDS

Structured U.S.	Structured Large	Structured Small	Structured International
Equity Fund	Cap Growth Fund	Cap Equity Fund	Equity Fund

$14,885,166	$6,823,787	$5,736,813	$10,717,974
495,991	1,030,921	1,552,341	4,498,790

15,381,157	7,854,710	7,289,154	15,216,764

5,253,297	4,147,994	4,290,150	11,077,460
1,822,294	842,391	505,301	1,174,868
999,843	624,020	410,800	1,224,754
69,681	76,060	87,520	448,406
37,090	1,339	73,891	114,487
38,198	41,751	25,294	52,394
15,096	11,797	11,047	13,717
8,119	8,119	8,119	8,119
26,488	19,566	32,839	25,153

8,270,106	5,773,037	5,444,961	14,139,358

(1,279,032)	(1,041,396)	(358,009)	(706,893)

6,991,074	4,731,641	5,086,952	13,432,465

8,390,083	3,123,069	2,202,202	1,784,299

61,141,713	29,781,569	31,456,488	146,834,929
2,011,376	2,422,921	(1,321,453)	14,681,797
—	—	—	(265,892)

31,615,265	30,664,870	53,679,561	173,299,957
(453,630)	(1,738,415)	(758,694)	(3,754,657)
—	—	—	23,695

94,314,724	61,130,945	83,055,902	330,819,829

$102,704,807	$64,254,014	$85,258,104	$332,604,128

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED EQUITY FUNDS
Statements of Changes in Net Assets

	Structured Large Cap Value Fund		Structured U.S. Equity Fund

	For the		For the
	Six Months Ended	For the	Six Months Ended	For the
	February 28, 2007	Year Ended	February 28, 2007	Year Ended
	(Unaudited)	August 31, 2006	(Unaudited)	August 31, 2006

From operations:

Net investment income	$11,705,322	$13,010,930	$8,390,083	$8,858,747
Net realized gain from investment, futures and foreign currency related transactions	53,666,163	58,693,681	63,153,089	71,702,033
Net change in unrealized gain (loss) on investments, futures and translations of assets and liabilities denominated in foreign currencies	44,060,003	33,392,843	31,161,635	9,900,715

Net increase in net assets resulting from operations	109,431,488	105,097,454	102,704,807	90,461,495

Distributions to shareholders:

From net investment income
Class A Shares	(3,318,575)	(2,873,123)	(5,844,276)	(1,716,964)
Class B Shares	(43,598)	(44,614)	(503,305)	—
Class C Shares	(56,802)	(56,450)	(251,563)	—
Institutional Shares	(7,263,310)	(7,678,282)	(7,910,668)	(1,696,849)
Service Shares	(16,901)	(4,076)	(106,851)	(30,886)
From net realized gains
Class A Shares	(22,316,879)	(4,285,315)	(23,874,216)	—
Class B Shares	(727,017)	(363,911)	(4,750,298)	—
Class C Shares	(915,251)	(405,173)	(2,191,344)	—
Institutional Shares	(37,269,966)	(9,199,305)	(22,832,224)	—
Service Shares	(136,644)	(11,795)	(487,603)	—

Total distributions to shareholders	(72,064,943)	(24,922,044)	(68,752,348)	(3,444,699)

From share transactions:

Net proceeds from sales of shares	691,821,152	928,703,576	277,532,497	298,683,756
Proceeds received in connection with merger	—	—	135,600,019	317,455,844
Reinvestment of dividends and distributions	66,557,925	24,360,857	55,550,133	2,815,736
Cost of shares repurchased	(270,641,182)	(449,399,467)	(173,089,091)	(226,017,702)

Net increase in net assets resulting from share transactions	487,737,895	503,664,966	295,593,558	392,937,634

TOTAL INCREASE	525,104,440	583,840,376	329,546,017	479,954,430

Net assets:

Beginning of period	1,197,100,843	613,260,467	1,384,006,827	904,052,397

End of period	$1,722,205,283	$1,197,100,843	$1,713,552,844	$1,384,006,827

Accumulated undistributed (distributions in excess of) net investment income	$3,717,608	$2,711,472	$3,206,314	$9,432,894

(a)	Net of $8,324 in redemption fees remitted to the Structured International Equity Fund.

(b)	Net of $12,509 in redemption fees remitted to the Structured International Equity Fund.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED EQUITY FUNDS

Structured Large Cap Growth Fund		Structured Small Cap Equity Fund		Structured International Equity Fund

For the		For the		For the
Six Months Ended	For the	Six Months Ended	For the	Six Months Ended		For the
February 28, 2007	Year Ended	February 28, 2007	Year Ended	February 28, 2007		Year Ended
(Unaudited)	August 31, 2006	(Unaudited)	August 31, 2006	(Unaudited)		August 31, 2006

$3,123,069	$2,753,701	$2,202,202	$1,213,480	$1,784,299		$31,245,424
32,204,490	24,642,753	30,135,035	63,223,540	161,250,834		130,677,544
28,926,455	5,715,763	52,920,867	(56,812,634)	169,568,995		181,928,964

64,254,014	33,112,217	85,258,104	7,624,386	332,604,128		343,851,932

(282,609)	(61,768)	(83,818)	—	(9,741,353)		(2,922,097)
—	—	—	—	(44,917)		(10,166)
—	—	—	—	(47,721)		(7,525)
(2,690,386)	(1,056,728)	(2,402,416)	—	(25,733,287)		(9,610,748)
—	—	—	—	(488,805)		(228,125)

—	—	(13,298,046)	(11,827,515)	(47,158,552)		(2,262,969)
—	—	(955,761)	(1,545,039)	(625,828)		(56,886)
—	—	(1,588,284)	(2,159,938)	(488,575)		(35,333)
—	—	(36,269,152)	(23,891,295)	(99,173,301)		(5,464,148)
—	—	(1,680,540)	(2,922,036)	(2,611,177)		(176,662)

(2,972,995)	(1,118,496)	(56,278,017)	(42,345,823)	(186,113,516)		(20,774,659)

766,744,312	551,621,998	558,993,410	374,245,022	1,265,447,293		1,389,843,174
—	—	—	130,127,854	—		—
2,959,727	1,112,044	51,514,973	38,670,425	174,112,108		19,338,652
(219,239,622)	(247,018,355)	(129,754,976)	(313,773,175)	(468,033,618	) (a)	(298,767,113	) (b)

550,464,417	305,715,687	480,753,407	229,270,126	971,525,783		1,110,414,713

611,745,436	337,709,408	509,733,494	194,548,689	1,118,016,395		1,433,491,986

863,851,552	526,142,144	761,206,008	566,657,319	2,459,555,340		1,026,063,354

$1,475,596,988	$863,851,552	$1,270,939,502	$761,206,008	$3,577,571,735		$2,459,555,340

$2,903,115	$2,753,041	$2,675,370	$2,959,402	$(2,141,498)		$32,130,286

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED EQUITY FUNDS
Notes to Financial Statements
February 28, 2007 (Unaudited)
1. ORGANIZATION
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end management investment company. The Trust includes the Structured Large Cap Value Fund, Structured U.S. Equity Fund, Structured Large Cap Growth Fund, Structured Small Cap Equity Fund and Structured International Equity Fund collectively, the “Funds” or individually a “Fund”. Each Fund is a diversified portfolio offering five classes of shares — Class A, Class B, Class C, Institutional and Service. Class A shares of the Funds are sold with a front-end sales charge of up to 5.50%. Class B shares of the Funds are sold with a contingent deferred sales charge that declines from 5.00% to zero, depending upon the period of time the shares are held. Class C shares of the Funds are sold with a contingent deferred sales charge of 1.00% during the first 12 months. Institutional and Service Class shares of the Funds are not subject to a sales charge. Goldman, Sachs & Co. (“Goldman Sachs”) as distributor of the Funds receives such sales loads of which a certain portion may be retained.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.
A. Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
     Investments in securities traded on foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and have delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.
B. Security Transactions and Investment Income — Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. In addition, it is the Funds’ policy to accrue for estimated capital gains taxes on foreign securities held by the Funds, which are subject to taxes.
     Net investment income (other than class specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the respective Funds based upon the relative proportion of net assets of each class.

GOLDMAN SACHS STRUCTURED EQUITY FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line and/or “pro-rata” basis depending upon the nature of the expense.
     Class A, Class B and Class C shareholders of the Funds bear all expenses and fees relating to their respective Distribution and Service Plans. Service Shares bear all expenses and fees relating to their Service and Shareholder Administration Plans. Each class of shares of the Funds separately bears its respective class-specific Transfer agency fees.
D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly for the Goldman Sachs Structured Large Cap Value Fund and annually for all other Funds. Capital gains distributions, if any, are declared and paid annually for all Funds. Net capital losses are carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gain distributions.
     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules, which may differ from generally accepted accounting principles. Therefore, the source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gains, or as a tax return of capital.
     In addition, distributions paid by the Funds’ investments in real estate investment trusts (“REITs”) often include a “return of capital” which is recorded by the Funds as a reduction of the cost basis of the securities held. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the Funds’ distributions is deemed a return of capital and is generally not taxable to shareholders.
E. Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.
     Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest, and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments are not segregated in the Statements of Operations from the effects of changes in market prices of those securities and derivative instruments, but are included with the net realized and unrealized gain (loss) on securities and derivative instruments. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.

GOLDMAN SACHS STRUCTURED EQUITY FUNDS
Notes to Financial Statements (continued)
February 28, 2007 (Unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
F. Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statement of Operations.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.
G. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
H. Segregation Transactions — The Funds may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.

GOLDMAN SACHS STRUCTURED EQUITY FUNDS

3. AGREEMENTS
GSAM, an affiliate of Goldman Sachs, serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Funds. Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trust’s Board of Trustees.
     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”) computed daily and payable monthly, equal to the annual percentage rates of each Fund’s average daily net assets shown in the table below:

		Contractual
	Average Daily	Management Fee
Fund	Net Assets	Annual Rate

Structured Large Cap Value	First $1 Billion	0.60%
	Next $1 Billion	0.54
	Over $2 Billion	0.51

Structured U.S. Equity and Structured Large Cap Growth	First $1 Billion	0.65
	Next $1 Billion	0.59
	Over $2 Billion	0.56

Structured Small Cap Equity	First $2 Billion	0.85
	Over $2 Billion	0.77

Structured International Equity	First $1 Billion	0.85
	Next $1 Billion	0.77
	Over $2 Billion	0.73

     In addition, for the six months ended February 28, 2007, GSAM has waived a portion of its Management fees in order to achieve the following effective rates: 0.51%, 0.51%, 0.51%, 0.81% and 0.77% based on the average daily net assets of Structured Large Cap Value, Structured U.S. Equity, Structured Large Cap Growth, Structured Small Cap Equity and Structured International Equity Funds, respectively.
     GSAM has voluntarily agreed to limit certain “Other Expenses” (excluding Management fees, Distribution and Service fees, Transfer agency fees and expenses, Service Share fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses, exclusive of any custody and transfer agent expense reductions) to the extent that such expenses exceed, on an annual basis, 0.004% of the average daily net assets of each Fund.
     The Trust, on behalf of each Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or authorized dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, 0.25%, 0.75% and 0.75% of the average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally, Goldman Sachs and/or authorized dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the average daily net assets attributable to Class B and Class C Shares.

GOLDMAN SACHS STRUCTURED EQUITY FUNDS
Notes to Financial Statements (continued)
February 28, 2007 (Unaudited)
3. AGREEMENTS (continued)
     Goldman Sachs serves as Distributor of the shares of the Funds pursuant to a Distribution Agreement. Goldman Sachs may retain a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. During the six months ended February 28, 2007, Goldman Sachs advised the Funds that it retained the following approximate amounts:

		Contingent Deferred
	Sales Load	Sales Charge

Fund	Class A	Class B	Class C

Structured Large Cap Value	$104,900	$—	$—

Structured U.S. Equity	54,800	—	—

Structured Large Cap Growth	7,400	200	—

Structured Small Cap Equity	12,100	—	—

Structured International Equity	207,100	200	—

     All classes of the Structured International Equity Fund charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. Redemption fees are reimbursed to the Fund and reflected as a reduction in share redemptions on the Statement of Changes in Net Assets. Redemption fees are credited to Paid-in capital and are allocated to each share class of the Fund on a pro-rata basis at the time of payment.
     Goldman Sachs also serves as the Transfer Agent of the Funds for a fee. The fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class B and Class C Shares and 0.04% of the average daily net assets for Institutional and Service Shares.
     The Trust, on behalf of each Fund, has adopted a Service Plan and Shareholder Administration Plan for Service Shares. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provides for compensation to the service organizations in an amount equal to, on an annual basis, 0.25% and 0.25%, respectively, of the average daily net assets of the Service Shares.
     For the six months ended February 28, 2007, GSAM has voluntarily waived certain management fees and agreed to reimburse certain expenses. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent resulting in a reduction in the Funds’ expenses. These expense reductions were as follows (in thousands):

			Expense Credits

	Management Fee	Other Expense	Custody	Transfer Agent	Total Expense
Fund	Waiver	Reimbursement	Fee	Fee	Reductions

Structured Large Cap Value	$690	$142	$3	$10	$845

Structured U.S. Equity	1,131	125	3	20	1,279

Structured Large Cap Growth	893	132	7	9	1,041

Structured Small Cap Equity	202	145	5	6	358

Structured International Equity	198	491	1	17	707

GOLDMAN SACHS STRUCTURED EQUITY FUNDS

3. AGREEMENTS (continued)
     As of February 28, 2007, the amounts owed to affiliates were as follows (in thousands):

	Management	Distribution and	Transfer	Over
Fund	Fees	Service Fees	Agent Fees	Reimbursement	Total

Structured Large Cap Value	$677	$158	$132	$43	$1,010

Structured U.S. Equity	696	301	169	80	1,246

Structured Large Cap Growth	576	140	109	52	877

Structured Small Cap Equity	804	92	80	63	1,039

Structured International Equity	2,074	225	236	2	2,537

4. PORTFOLIO SECURITIES TRANSACTIONS
The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2007, were as follows:

Fund	Purchases	Sales and Maturities

Structured Large Cap Value	$1,225,510,751	$804,716,486

Structured U.S. Equity	878,039,040	767,989,200

Structured Large Cap Growth	1,190,295,244	683,173,927

Structured Small Cap Equity	936,150,423	544,173,872

Structured International Equity	1,607,456,267	851,095,902

     For the six months ended February 28, 2007, Goldman Sachs earned approximately $39,300, $12,500, $44,600, $23,900 and $114,600 of brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant on behalf of the Structured Large Cap Value, Structured U.S. Equity, Structured Large Cap Growth, Structured Small Cap Equity and Structured International Equity Funds, respectively.

GOLDMAN SACHS STRUCTURED EQUITY FUNDS
Notes to Financial Statements (continued)
February 28, 2007 (Unaudited)
5. SECURITIES LENDING
Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Boston Global Advisers (“BGA”) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ security lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.
     Both the Funds and BGA receive compensation relating to the lending of the Funds’ securities. The amounts earned by the Funds for the six months ended February 28, 2007, are reported parenthetically under Investment Income on the Statements of Operations.
     The table below details securities lending activity as of, and for the six months ended February 28, 2007:

		Earnings Received
	Earnings of BGA	by the Funds	Amount Payable to
	Relating to	From Lending to	Goldman Sachs
	Securities	Goldman Sachs for	Upon Return of
	Loaned for the six	the six months	Securities Loaned
	months ended	ended	as of
Fund	February 28, 2007	February 28, 2007	February 28, 2007

Structured Large Cap Value	$4,360	$2,751	$21,358,750

Structured U.S. Equity	15,579	13,402	18,761,250

Structured Large Cap Growth	17,227	34,682	14,855,500

Structured Small Cap Equity	111,825	122,248	40,162,000

Structured International Equity	80,832	125,375	33,964,325

GOLDMAN SACHS STRUCTURED EQUITY FUNDS

6. LINE OF CREDIT FACILITY
The Funds participate in a $400,000,000 committed, unsecured revolving line of credit facility together with other registered investment companies having management or investment advisory agreements with GSAM or affiliates. Under the most restrictive arrangement, the Funds must own securities having a market value in excess of 300% of each Fund’s total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2007, the Funds did not have any borrowings under this facility.
7. TAX INFORMATION
As of the Funds’ most recent fiscal year end, August 31, 2006, the Funds’ capital loss carryforwards on a tax basis were as follows:

		Structured	Structured
	Structured	Large Cap	International
	U.S. Equity	Growth	Equity

Capital loss carryforward*:
Expiring 2010	$(21,317,839)	$(110,628,623)	$(506,100)
Expiring 2011	—	(145,633,770)	—

Total capital loss carryforward	$(21,317,839)	$(256,262,393)	$(506,100)

*	Expiration occurs on August 31 of the year indicated. Due to fund mergers, utilization of these losses may be limited under the Internal Revenue Code.
     At February 28, 2007, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

	Structured		Structured	Structured	Structured
	Large Cap	Structured	Large Cap	Small Cap	International
	Value	U.S. Equity	Growth	Equity	Equity

Tax cost	$1,628,831,942	$1,614,825,540	$1,504,761,711	$1,332,542,005	$3,285,043,930

Gross unrealized gain	153,762,786	194,412,679	109,190,466	131,979,895	494,030,530
Gross unrealized loss	(14,645,295)	(26,137,234)	(30,025,121)	(30,030,951)	(27,801,967)

Net unrealized security gain	$139,117,491	$168,275,445	$79,165,345	$101,948,944	$466,228,563

     The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark-to-market gains on Section 1256 contracts, differences related to the tax treatment of partnerships and passive investment company investments.

GOLDMAN SACHS STRUCTURED EQUITY FUNDS
Notes to Financial Statements (continued)
February 28, 2007 (Unaudited)
8. OTHER MATTERS
As of February 28, 2007, Goldman Sachs Employees Profit Sharing Master Trust was the beneficial owner of approximately 5% and 18% of the outstanding (Institutional) shares of the Structured U.S. Equity Fund and Structured Small Cap Equity Fund, respectively. In addition, the following Goldman Sachs Asset Allocation Portfolios were beneficial owners of the Funds with amounts of 5% or greater as of February 28, 2007, (as a percentage of outstanding Institutional shares):

		Goldman Sachs
	Goldman Sachs	Growth and Income	Goldman Sachs	Goldman Sachs
	Balanced Strategy	Strategy	Growth Strategy	Equity Growth
Fund	Portfolio	Portfolio	Portfolio	Strategy Portfolio

Structured Large Cap Value	—%	29%	35%	12%

Structured Large Cap Growth	5	35	40	14

Structured Small Cap Equity	—	14	15	5

Structured International Equity	—	24	29	12

Mergers and Reorganizations — At a meeting held on May 11, 2006, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (“the Agreement”) providing for the tax-free acquisition of the Goldman Sachs Research Select Fund into the Structured U.S. Equity Fund. The acquisition was completed on September 22, 2006.
     Pursuant to the Agreement, the assets and liabilities of the Goldman Sachs Research Select Fund (“Acquired Fund” or “Research Select Fund”) Class A, Class B, Class C and Institutional Class were transferred into the Structured U.S. Equity Fund (“Survivor Fund”) Class A, Class B, Class C and Institutional Class, respectively, in a tax-free exchange as follows:

	Exchanged Shares		Acquired Fund’s
	of Survivor	Value of	Shares Outstanding
Survivor/Acquired Fund	Issued	Exchanged Shares	as of September 22, 2006

Structured U.S. Equity Class A/Research Select Class A	1,379,024	$44,170,186	5,709,612

Structured U.S. Equity Class B/Research Select Class B	2,141,624	$64,527,239	8,743,634

Structured U.S. Equity Class C/Research Select Class C	841,873	$25,247,845	3,418,791

Structured U.S. Equity Institutional Class/Research Select Institutional Class	50,557	$1,654,749	208,843

GOLDMAN SACHS STRUCTURED EQUITY FUNDS

8. OTHER MATTERS (continued)
     The following chart shows the Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the acquisition) and the Acquired Fund’s unrealized appreciation and capital loss carryforwards. Utilization of the Acquired Fund’s capital loss carryforward may be limited under the Internal Revenue Code.

Survivor Fund’s
	Survivor Fund’s	Acquired Fund’s			Aggregate
	Aggregate	Aggregate	Acquired	Acquired	Net Assets
	Net Assets	Net Assets	Fund’s	Fund’s	immediately
	before	before	Unrealized	Capital Loss	after
Survivor/Acquired Fund	acquisition	acquisition	Appreciation	Carryforward*	acquisition

Structured U.S. Equity/ Research Select	$1,399,118,665	$135,600,019	$4,980,654	$(395,775,952)	$1,534,718,684

*	Utilization of these losses may be limited under the Internal Revenue Code.
     At a meeting held on December 14, 2005, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (“the Agreement”) providing for the tax-free acquisition of the First Funds Core Equity Portfolio by the Structured U.S. Equity Fund and the First Funds Capital Appreciation Portfolio by the Structured Small Cap Equity Fund. On April 7, 2006, the Board of Trustees approved certain amendments to the Agreement and Plan of Reorganization. The acquisition was completed on June 5, 2006.
     Pursuant to the Agreement, the assets and liabilities of the First Funds Core Equity Portfolio and the First Funds Capital Appreciation Portfolio (each an “Acquired Fund”) Institutional Class, Class A, Class B and Class C were transferred into the Structured U.S. Equity Fund and the Structured Small Cap Equity Fund (each a “Survivor Fund”) Institutional Class, Class A and Class B, respectively, in a tax free exchange as follows:

	Exchanged Shares		Acquired Fund’s
	of Survivor	Value of	Shares Outstanding
Survivor/Acquired Fund	Issued	Exchanged Shares	as of June 5, 2006

Structured U.S. Equity Class A/First Funds Core Equity Portfolio Class A	978,718	$30,761,079	1,891,444

Structured U.S. Equity Class A/First Funds Core Equity Portfolio Class C	831,164	26,123,429	1,701,135

Structured U.S. Equity Class B/First Funds Core Equity Portfolio Class B	243,801	7,223,819	463,904

Structured U.S. Equity Institutional Class/First Funds Core Equity Portfolio Class I	7,897,369	253,347,517	15,536,316

Structured Small Cap Equity Class A/First Funds Capital Appreciation Portfolio Class A	242,404	3,541,520	298,468

Structured Small Cap Equity Class A/First Funds Capital Appreciation Portfolio Class C	36,325	530,704	48,454

Structured Small Cap Equity Class B/First Funds Capital Appreciation Portfolio Class B	127,675	1,722,346	150,246

Structured Small Cap Equity Institutional Class/First Funds Capital Appreciation Portfolio Class I	8,234,016	124,333,284	10,138,925

GOLDMAN SACHS STRUCTURED EQUITY FUNDS
Notes to Financial Statements (continued)
February 28, 2007 (Unaudited)
8. OTHER MATTERS (continued)
     The following chart shows the Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the acquisition) and each Acquired Fund’s unrealized appreciation.

	Survivor Fund’s	Acquired Fund’s		Survivor Fund’s
	Aggregate	Aggregate	Acquired	Aggregate
	Net Assets	Net Assets	Fund’s	Net Assets
	before	before	Unrealized	immediately
Survivor/Acquired Fund	acquisition	acquisition	Appreciation	after acquisition

Structured U.S. Equity/First Funds Core Equity Portfolio	$1,015,801,262	$317,455,844	$34,533,591	$1,333,257,106

Structured Small Cap Equity /First Funds Capital Appreciation Portfolio	$682,529,826	$130,127,854	$19,883,232	$812,657,680

Legal Proceedings — Purported class and derivative action lawsuits were filed in April and May 2004 in the United States District Court for the Southern District of New York against The Goldman Sachs Group, Inc. (“GSG”), GSAM and certain related parties, including certain Goldman Sachs Funds including these Funds, and the Trustees and Officers of the Trust. In June 2004, these lawsuits were consolidated into one action and in November 2004 a consolidated and amended complaint was filed against GSG, GSAM, Goldman Sachs Asset Management International (“GSAMI”), Goldman Sachs and certain related parties including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. These Funds along with certain other investment portfolios of the Trust, were named as nominal defendants in the amended complaint. Plaintiffs filed a second amended consolidated complaint on April 15, 2005. The second amended consolidated complaint alleges violations of the Act and the Investment Advisers Act of 1940. The complaint also asserts claims involving common law breaches of fiduciary duty and unjust enrichment. The complaint alleges, among other things, that between April 2, 1999 and January 9, 2004 (the “Class Period”), GSAM and other defendants made improper and excessive brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds and omitted statements of fact in registration statements and reports filed pursuant to the Act which were necessary to prevent such registration statements and reports from being materially false and misleading. The complaint further alleges that the Goldman Sachs Funds paid excessive and improper advisory fees to Goldman Sachs. The complaint also alleges that GSAM and GSAMI used Rule 12b-1 fees for improper purposes and made improper use of soft dollars. The complaint further alleges that the Trust’s Officers and Trustees breached their fiduciary duties in connection with the foregoing. On January 13, 2006, all claims against the defendants were dismissed by the U.S. District Court. On February 22, 2006, the plaintiffs appealed this decision. By agreement, the plaintiffs subsequently withdrew their appeal without prejudice but reserved their right to reactivate their appeal pending a decision by the circuit court of appeals in similar litigation. Plaintiffs did not reactivate their appeal by the deadline.
     Based on currently available information, GSAM and GSAMI believe that the likelihood that the pending purported class and derivative action lawsuit will have a material adverse financial impact on the Funds is remote, and the pending action is not likely to materially affect their ability to provide investment management services to their clients, including the Goldman Sachs Funds.

GOLDMAN SACHS STRUCTURED EQUITY FUNDS

8. OTHER MATTERS (continued)
New Accounting Pronouncements — On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of this ruling such that it must be incorporated no later than February 29, 2008. At this time, the investment adviser is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.
     On September 15, 2006, the FASB released Statement Financial Accounting Standard No. 157 “Fair Value Measurement” (“FAS 157”) which provides enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations of an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The investment adviser does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required.

GOLDMAN SACHS STRUCTURED EQUITY FUNDS
Notes to Financial Statements (continued)
February 28, 2007 (Unaudited)
9. SUMMARY OF SHARE TRANSACTIONS
Share activity is as follows:

	Structured Large Cap Value Fund

	For the Six Months Ended
	February 28, 2007		For the Year Ended
	(Unaudited)		August 31, 2006

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	16,786,111	$244,373,973	25,532,218	$345,499,377
Shares converted from Class B(a)	19,432	276,853	69,556	912,765
Shares issued in connection with merger	—	—	—	—
Reinvestment of dividends and distributions	1,707,659	24,671,090	532,010	6,989,988
Shares repurchased	(6,040,887)	(88,086,383)	(9,505,137)	(127,546,622)

	12,472,315	181,235,533	16,628,647	225,855,508

Class B Shares
Shares sold	77,662	1,126,535	229,911	3,042,680
Shares converted to Class A	(19,592)	(276,853)	(70,167)	(912,765)
Shares issued in connection with merger	—	—	—	—
Reinvestment of dividends and distributions	45,931	659,727	27,326	353,752
Shares repurchased	(133,689)	(1,941,015)	(430,798)	(5,687,157)

	(29,688)	(431,606)	(243,728)	(3,203,490)

Class C Shares
Shares sold	319,655	4,620,957	527,302	6,992,195
Shares issued in connection with merger	—	—	—	—
Reinvestment of dividends and distributions	61,125	878,587	32,767	424,719
Shares repurchased	(294,706)	(4,271,010)	(561,874)	(7,452,153)

	86,074	1,228,534	(1,805)	(35,239)

Institutional Shares
Shares sold	30,022,681	436,382,605	42,516,476	571,488,724
Shares issued in connection with merger	—	—	—	—
Reinvestment of dividends and distributions	2,791,784	40,296,234	1,262,081	16,578,172
Shares repurchased	(12,012,060)	(176,058,133)	(23,009,917)	(307,840,152)

	20,802,405	300,620,706	20,768,640	280,226,744

Service Shares
Shares sold	360,043	5,317,082	121,591	1,680,600
Reinvestment of dividends and distributions	3,603	52,287	1,089	14,226
Shares repurchased	(19,350)	(284,641)	(64,699)	(873,383)

	344,296	5,084,728	57,981	821,443

NET INCREASE	33,675,402	$487,737,895	37,209,735	$503,664,966

(a)	Class B Shares automatically convert into Class A Shares at the end of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

GOLDMAN SACHS STRUCTURED EQUITY FUNDS

Structured U.S. Equity Fund				Structured Large Cap Growth Fund

For the Six Months Ended				For the Six Months Ended
February 28, 2007		For the Year Ended		February 28, 2007		For the Year Ended
(Unaudited)		August 31, 2006		(Unaudited)		August 31, 2006

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

4,563,768	$151,718,712	4,613,451	$142,873,179	16,688,387	$233,072,885	15,276,119	$199,732,380
176,895	5,767,071	386,363	11,746,340	181,401	2,486,933	447,436	5,815,347
1,379,024	44,170,186	1,809,882	56,884,508	—	—	—	—
841,239	27,668,330	54,042	1,639,094	19,570	276,911	4,541	59,855
(2,513,807)	(83,429,630)	(3,995,041)	(122,652,714)	(5,374,208)	(76,270,980)	(5,495,448)	(72,501,227)

4,447,119	145,894,669	2,868,697	90,490,407	11,515,150	159,565,749	10,232,648	133,106,355

63,902	1,993,102	116,019	3,354,017	42,757	559,869	132,890	1,642,170
(188,068)	(5,767,071)	(409,321)	(11,746,340)	(194,330)	(2,486,933)	(477,079)	(5,815,347)
2,141,625	64,527,239	243,801	7,223,819	—	—	—	—
150,233	4,651,225	—	—	—	—	—	—
(732,334)	(22,804,301)	(1,285,974)	(37,134,431)	(649,404)	(8,423,232)	(1,805,964)	(22,106,869)

1,435,358	42,600,194	(1,335,475)	(38,302,935)	(800,977)	(10,350,296)	(2,150,153)	(26,280,046)

113,062	3,510,437	204,239	5,908,011	84,966	1,108,720	167,316	2,058,876
841,873	25,247,845	—	—	—	—	—	—
68,945	2,123,497	—	—	—	—	—	—
(332,097)	(10,354,799)	(375,281)	(10,835,948)	(265,895)	(3,481,479)	(830,159)	(10,301,976)

691,783	20,526,980	(171,042)	(4,927,937)	(180,929)	(2,372,759)	(662,843)	(8,243,100)

3,418,866	116,484,431	4,477,783	140,971,110	37,175,187	530,934,526	25,906,686	348,090,391
50,557	1,654,749	7,897,369	253,347,517	—	—	—	—
613,244	20,580,448	37,172	1,148,613	184,513	2,682,816	77,882	1,052,189
(1,614,235)	(54,863,460)	(1,648,028)	(51,535,457)	(8,894,239)	(129,939,105)	(10,489,114)	(142,036,561)

2,468,432	83,856,168	10,764,296	343,931,783	28,465,461	403,678,237	15,495,454	207,106,019

116,911	3,825,815	182,926	5,577,439	81,724	1,068,312	7,283	98,181
16,153	526,633	932	28,029	—	—	—	—
(49,496)	(1,636,901)	(128,228)	(3,859,152)	(81,145)	(1,124,826)	(5,698)	(71,722)

83,568	2,715,547	55,630	1,746,316	579	(56,514)	1,585	26,459

9,126,260	$295,593,558	12,182,106	$392,937,634	38,999,284	$550,464,417	22,916,691	$305,715,687

GOLDMAN SACHS STRUCTURED EQUITY FUNDS
Notes to Financial Statements (continued)
February 28, 2007 (Unaudited)
9. SUMMARY OF SHARE TRANSACTIONS (continued)

	Structured Small Cap Equity Fund

	For the Six Months Ended
	February 28, 2007		For the Year Ended
	(Unaudited)		August 31, 2006

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	9,995,460	$146,229,195	8,153,980	$117,078,380
Shares converted from Class B(a)	51,158	724,686	113,275	1,614,534
Shares issued in connection with merger	—	—	278,729	4,072,224
Reinvestment of dividends and distributions	878,637	12,511,794	813,060	11,244,622
Shares repurchased	(3,498,667)	(50,722,435)	(6,523,181)	(93,312,132)

	7,426,588	108,743,240	2,835,863	40,697,628

Class B Shares
Shares sold	30,260	405,460	127,749	1,704,896
Shares converted to Class A	(55,686)	(724,686)	(122,183)	(1,614,534)
Shares issued in connection with merger	—	—	127,675	1,722,346
Reinvestment of dividends and distributions	63,000	821,515	106,848	1,369,787
Shares repurchased	(199,179)	(2,636,807)	(401,916)	(5,326,308)

	(161,605)	(2,134,518)	(161,827)	(2,143,813)

Class C Shares
Shares sold	305,590	4,077,985	882,834	11,784,175
Reinvestment of dividends and distributions	106,662	1,397,275	152,774	1,966,195
Shares repurchased	(459,328)	(6,150,647)	(827,711)	(10,902,937)

	(47,076)	(675,387)	207,897	2,847,433

Institutional Shares
Shares sold	27,074,434	404,450,276	15,688,113	230,700,270
Shares issued in connection with merger	—	—	8,234,016	124,333,284
Reinvestment of dividends and distributions	2,431,520	35,816,288	1,580,760	22,541,641
Shares repurchased	(4,242,945)	(63,952,469)	(12,082,876)	(182,619,082)

	25,263,009	376,314,095	13,420,013	194,956,113

Service Shares
Shares sold	267,267	3,830,494	921,548	12,977,301
Reinvestment of dividends and distributions	68,855	968,101	113,254	1,548,180
Shares repurchased	(438,541)	(6,292,618)	(1,532,095)	(21,612,716)

	(102,419)	(1,494,023)	(497,293)	(7,087,235)

NET INCREASE	32,378,497	$480,753,407	15,804,653	$229,270,126

(a)	Class B Shares automatically convert into Class A Shares at the end of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

GOLDMAN SACHS STRUCTURED EQUITY FUNDS

Structured International Equity Fund

For the Six Months Ended
February 28, 2007		For the Year Ended
(Unaudited)		August 31, 2006

Shares	Dollars	Shares	Dollars

26,894,982	$398,102,526	33,603,419	$446,667,684
19,268	275,344	73,208	947,165
—	—	—	—
3,570,389	51,663,540	408,328	4,969,353
(9,902,137)	(145,769,464)	(7,401,756)	(96,221,866)

20,582,502	304,271,946	26,683,199	356,362,336

170,537	2,499,109	336,131	4,338,428
(19,533)	(275,344)	(74,128)	(947,165)
—	—	—	—
42,525	609,386	5,222	62,977
(93,301)	(1,344,897)	(235,976)	(3,006,076)

100,228	1,488,254	31,249	448,164

180,764	2,623,498	162,983	2,146,302
31,045	444,253	3,061	36,944
(60,491)	(881,489)	(79,389)	(1,043,407)

151,318	2,186,262	86,655	1,139,839

56,330,495	850,831,915	68,630,073	920,070,546
—	—	—	—
8,133,155	120,208,030	1,135,451	14,079,590
(21,397,478)	(317,148,057)	(14,300,707)	(193,365,457)

43,066,172	653,891,888	55,464,817	740,784,679

766,436	11,390,245	1,273,906	16,620,214
81,799	1,186,899	15,544	189,788
(193,224)	(2,889,711)	(381,277)	(5,130,307)

655,011	9,687,433	908,173	11,679,695

64,555,231	$971,525,783	83,174,093	$1,110,414,713

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions
		investment operations			to shareholders

	Net asset
	value,	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income (loss)(a)	gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (Unaudited)

2007 - A	$13.99	$0.09	$1.00	$1.09	$(0.09)	$(0.55)	$(0.64)
2007 - B	13.88	0.04	0.99	1.03	(0.03)	(0.55)	(0.58)
2007 - C	13.90	0.04	0.98	1.02	(0.03)	(0.55)	(0.58)
2007 - Institutional	14.00	0.12	1.00	1.12	(0.12)	(0.55)	(0.67)
2007 - Service	14.06	0.09	0.99	1.08	(0.09)	(0.55)	(0.64)
FOR THE YEARS ENDED AUGUST 31,

2006 - A	12.69	0.17	1.51	1.68	(0.14)	(0.24)	(0.38)
2006 - B	12.59	0.07	1.49	1.56	(0.03)	(0.24)	(0.27)
2006 - C	12.60	0.07	1.50	1.57	(0.03)	(0.24)	(0.27)
2006 - Institutional	12.69	0.23	1.50	1.73	(0.18)	(0.24)	(0.42)
2006 - Service	12.73	0.17	1.50	1.67	(0.10)	(0.24)	(0.34)

2005 - A	11.15	0.12	1.76	1.88	(0.09)	(0.25)	(0.34)
2005 - B	11.06	0.03	1.76	1.79	(0.01)	(0.25)	(0.26)
2005 - C	11.07	0.03	1.76	1.79	(0.01)	(0.25)	(0.26)
2005 - Institutional	11.14	0.17	1.77	1.94	(0.14)	(0.25)	(0.39)
2005 - Service	11.18	0.11	1.77	1.88	(0.08)	(0.25)	(0.33)

2004 - A	9.48	0.04	1.75	1.79	(0.12)	—	(0.12)
2004 - B	9.40	(0.04)	1.74	1.70	(0.04)	—	(0.04)
2004 - C	9.42	(0.04)	1.73	1.69	(0.04)	—	(0.04)
2004 - Institutional	9.47	0.09	1.74	1.83	(0.16)	—	(0.16)
2004 - Service	9.50	0.03	1.76	1.79	(0.11)	—	(0.11)

2003 - A	8.74	0.10	0.74	0.84	(0.10)	—	(0.10)
2003 - B	8.67	0.03	0.73	0.76	(0.03)	—	(0.03)
2003 - C	8.68	0.03	0.74	0.77	(0.03)	—	(0.03)
2003 - Institutional	8.74	0.13	0.73	0.86	(0.13)	—	(0.13)
2003 - Service	8.74	0.09	0.74	0.83	(0.07)	—	(0.07)

2002 - A	10.31	0.07	(1.57)	(1.50)	(0.07)	—	(0.07)
2002 - B	10.24	— (c)	(1.56)	(1.56)	(0.01)	—	(0.01)
2002 - C	10.25	— (c)	(1.56)	(1.56)	(0.01)	—	(0.01)
2002 - Institutional	10.31	0.11	(1.57)	(1.46)	(0.11)	—	(0.11)
2002 - Service	10.31	0.07	(1.58)	(1.51)	(0.06)	—	(0.06)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns could be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Amount is less than $0.005 per share.
(d)	Amount is less than 0.005% per share.
(e)	Annualized.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income		total expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets		net assets		net assets		net assets		rate

$14.44	7.81%	$632,497	0.95	%(e)	1.30	%(e)	1.06	%(e)	1.19	%(e)	54%
14.33	7.44	19,391	1.70	(e)	0.52	(e)	1.81	(e)	0.41	(e)	54
14.34	7.37	24,731	1.70	(e)	0.53	(e)	1.81	(e)	0.42	(e)	54
14.45	8.00	1,038,842	0.55	(e)	1.71	(e)	0.66	(e)	1.60	(e)	54
14.50	7.71	6,744	1.05	(e)	1.30	(e)	1.16	(e)	1.20	(e)	54

13.99	13.43	438,245	0.99		1.31		1.10		1.20		127
13.88	12.56	19,200	1.75		0.49		1.84		0.40		127
13.90	12.66	22,768	1.75		0.51		1.84		0.41		127
14.00	13.92	715,191	0.59		1.69		0.69		1.59		127
14.06	13.35	1,697	1.11		1.28		1.20		1.19		127

12.69	17.13	186,441	1.10		0.99		1.14		0.95		132
12.59	16.32	20,479	1.85		0.22		1.89		0.18		132
12.60	16.32	20,666	1.85		0.22		1.89		0.18		132
12.69	17.69	384,875	0.70		1.39		0.74		1.35		132
12.73	17.06	799	1.20		0.87		1.24		0.83		132

11.15	18.93	100,374	1.10		0.95		1.15		0.90		154
11.06	18.09	19,819	1.85		0.19		1.90		0.14		154
11.07	17.97	17,027	1.85		0.19		1.90		0.14		154
11.14	19.41	194,541	0.70		1.36		0.75		1.31		154
11.18	18.89	487	1.20		0.84		1.25		0.79		154

9.48	9.70	79,866	1.11		1.13		1.22		1.02		102
9.40	8.83	18,077	1.86		0.38		1.97		0.27		102
9.42	8.95	13,798	1.86		0.37		1.97		0.26		102
9.47	10.03	145,059	0.71		1.52		0.82		1.41		102
9.50	9.58	327	1.21		1.02		1.32		0.91		102

8.74	(14.61)	76,472	1.11		0.76		1.20		0.67		112
8.67	(15.28)	18,828	1.86		—	(d)	1.95		(0.09)		112
8.68	(15.26)	12,533	1.86		0.01		1.95		(0.08)		112
8.74	(14.25)	108,613	0.71		1.15		0.80		1.06		112
8.74	(14.70)	281	1.21		0.72		1.30		0.63		112

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders

	Net asset
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income (loss)(a)		gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (Unaudited)

2007 - A	$31.79	$0.16		$2.03	$2.19	$(0.27)	$(1.11)	$(1.38)
2007 - B	29.92	0.04		1.90	1.94	(0.12)	(1.11)	(1.23)
2007 - C	29.78	0.04		1.89	1.93	(0.13)	(1.11)	(1.24)
2007 - Institutional	32.48	0.23		2.07	2.30	(0.38)	(1.11)	(1.49)
2007 - Service	31.50	0.14		2.01	2.15	(0.24)	(1.11)	(1.35)
FOR THE YEARS ENDED AUGUST 31,

2006 - A	29.13	0.24		2.53	2.77	(0.11)	—	(0.11)
2006 - B	27.52	—(d	)	2.40	2.40	—	—	—
2006 - C	27.39	0.01		2.38	2.39	—	—	—
2006 - Institutional	29.72	0.38		2.56	2.94	(0.18)	—	(0.18)
2006 - Service	28.88	0.21		2.50	2.71	(0.09)	—	(0.09)

2005 - A	25.81	0.26	(c)	3.28	3.54	(0.22)	—	(0.22)
2005 - B	24.39	0.05	(c)	3.09	3.14	(0.01)	—	(0.01)
2005 - C	24.30	0.05	(c)	3.07	3.12	(0.03)	—	(0.03)
2005 - Institutional	26.32	0.36	(c)	3.37	3.73	(0.33)	—	(0.33)
2005 - Service	25.60	0.23	(c)	3.25	3.48	(0.20)	—	(0.20)

2004 - A	22.57	0.11		3.20	3.31	(0.07)	—	(0.07)
2004 - B	21.42	(0.08)		3.05	2.97	—	—	—
2004 - C	21.34	(0.08)		3.04	2.96	—	—	—
2004 - Institutional	23.00	0.21		3.27	3.48	(0.16)	—	(0.16)
2004 - Service	22.40	0.08		3.19	3.27	(0.07)	—	(0.07)

2003 - A	20.18	0.09		2.31	2.40	(0.01)	—	(0.01)
2003 - B	19.28	(0.06)		2.20	2.14	—	—	—
2003 - C	19.20	(0.06)		2.20	2.14	—	—	—
2003 - Institutional	20.57	0.17		2.37	2.54	(0.11)	—	(0.11)
2003 - Service	20.03	0.07		2.30	2.37	—	—	—

2002 - A	24.30	0.04		(4.16)	(4.12)	—	—	—
2002 - B	23.39	(0.13)		(3.98)	(4.11)	—	—	—
2002 - C	23.29	(0.12)		(3.97)	(4.09)	—	—	—
2002 - Institutional	24.68	0.14		(4.25)	(4.11)	—	—	—
2002 - Service	24.15	0.02		(4.14)	(4.12)	—	—	—

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Reflects income recognized from a special dividend which amounted to $0.10 per share and .03% of average net assets.
(d)	Amount is less than $0.005.
(e)	Annualized.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income (loss)		total expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets		net assets		net assets		net assets		rate

$32.60	6.85%	$772,512	0.95	%(e)	0.95	%(e)	1.11	%(e)	0.79	%(e)	48%
30.63	6.43	123,935	1.70	(e)	0.23	(e)	1.86	(e)	0.07	(e)	48
30.47	6.42	58,567	1.70	(e)	0.23	(e)	1.86	(e)	0.07	(e)	48
33.29	7.05	742,490	0.55	(e)	1.35	(e)	0.71	(e)	1.19	(e)	48
32.30	6.79	16,049	1.05	(e)	0.84	(e)	1.21	(e)	0.68	(e)	48

31.79	9.51	611,999	0.99		0.79		1.15		0.64		129
29.92	8.72	78,110	1.75		0.01		1.90		(0.13)		129
29.78	8.73	36,628	1.75		0.03		1.90		(0.12)		129
32.48	9.97	644,250	0.59		1.22		0.75		1.06		129
31.50	9.39	13,019	1.09		0.70		1.25		0.55		129

29.13	13.75	477,204	1.09		0.93	(c)	1.19		0.83	(c)	142
27.52	12.87	108,595	1.84		0.19	(c)	1.94		0.09	(c)	142
27.39	12.86	38,380	1.84		0.20	(c)	1.94		0.10	(c)	142
29.72	14.16	269,545	0.69		1.23	(c)	0.79		1.13	(c)	142
28.88	13.61	10,328	1.15		0.84	(c)	1.25		0.74	(c)	142

25.81	14.71	398,346	1.13		0.43		1.25		0.31		112
24.39	13.87	115,492	1.88		(0.32)		2.00		(0.44)		112
24.30	13.87	38,656	1.88		(0.32)		2.00		(0.44)		112
26.32	15.18	140,587	0.73		0.83		0.85		0.71		112
25.60	14.60	9,215	1.23		0.33		1.35		0.21		112

22.57	11.90	351,673	1.15		0.44		1.26		0.33		74
21.42	11.10	118,993	1.90		(0.31)		2.01		(0.42)		74
21.34	11.15	36,546	1.90		(0.31)		2.01		(0.42)		74
23.00	12.40	131,457	0.75		0.84		0.86		0.73		74
22.40	11.83	7,717	1.25		0.34		1.36		0.23		74

20.18	(16.95)	340,934	1.14		0.19		1.24		0.09		74
19.28	(17.57)	125,243	1.89		(0.57)		1.99		(0.67)		74
19.20	(17.56)	36,223	1.89		(0.56)		1.99		(0.66)		74
20.57	(16.65)	163,439	0.74		0.59		0.84		0.49		74
20.03	(17.06)	6,484	1.24		0.09		1.34		(0.01)		74

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from					Distributions
		investment operations					to shareholders

	Net asset
	value,	Net		Net realized		Total from	From net	From net
	beginning	investment		and unrealized		investment	investment	realized	Total
Year - Share Class	of period	income (loss)(a)		gain (loss)		operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (Unaudited)

2007 - A	$13.20	$0.02		$0.80		$0.82	$(0.01)	$—	$(0.01)
2007 - B	12.33	(0.03)		0.75		0.72	—	—	—
2007 - C	12.34	(0.03)		0.75		0.72	—	—	—
2007 - Institutional	13.58	0.05		0.82		0.87	(0.04)	—	(0.04)
2007 - Service	13.10	0.01		0.79		0.80	—	—	—
FOR THE YEARS ENDED AUGUST 31,

2006 - A	12.55	0.04		0.61		0.65	— (f)	—	— (f)
2006 - B	11.81	(0.06)		0.58		0.52	—	—	—
2006 - C	11.81	(0.06)		0.59		0.53	—	—	—
2006 - Institutional	12.89	0.09		0.64		0.73	(0.04)	—	(0.04)
2006 - Service	12.43	0.02		0.65		0.67	—	—	—

2005 - A	11.13	0.04	(c)	1.38	(d)	1.42	—	—	—
2005 - B	10.55	(0.04	)(c)	1.30	(d)	1.26	—	—	—
2005 - C	10.55	(0.04	)(c)	1.30	(d)	1.26	—	—	—
2005 - Institutional	11.38	0.08	(c)	1.43	(d)	1.51	—	—	—
2005 - Service	11.04	0.04	(c)	1.35	(d)	1.39	—	—	—

2004 - A	10.33	(0.01)		0.81		0.80	—	—	—
2004 - B	9.87	(0.09)		0.77		0.68	—	—	—
2004 - C	9.87	(0.09)		0.77		0.68	—	—	—
2004 - Institutional	10.52	0.03		0.83		0.86	—	—	—
2004 - Service	10.26	(0.02)		0.80		0.78	—	—	—

2003 - A	9.06	(0.01)		1.28		1.27	—	—	—
2003 - B	8.72	(0.07)		1.22		1.15	—	—	—
2003 - C	8.72	(0.07)		1.22		1.15	—	—	—
2003 - Institutional	9.19	0.03		1.30		1.33	—	—	—
2003 - Service	9.01	(0.02)		1.27		1.25	—	—	—

2002 - A	11.51	(0.03)		(2.38)		(2.41)	—	(0.04)	(0.04)
2002 - B	11.16	(0.11)		(2.29)		(2.40)	—	(0.04)	(0.04)
2002 - C	11.17	(0.11)		(2.30)		(2.41)	—	(0.04)	(0.04)
2002 - Institutional	11.63	0.01		(2.41)		(2.40)	—	(0.04)	(0.04)
2002 - Service	11.45	(0.04)		(2.36)		(2.40)	—	(0.04)	(0.04)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Reflects income recognized from a special dividend which amounted to $0.03 per share and 0.30% of average net assets.
(d)	Reflects an increase of $0.01 due to payments by affiliates during the period to reimburse certain security claims.
(e)	Performance has not been restated to reflect the impact of security claims recorded during the period. If restated, the performance would have been 12.67%, 11.85%, 11.85%, 13.18% and 12,50% for Class A, Class B, Class C, Institutional and Service Shares, respectively.
(f)	Amount is less than $0.005 per share.
(g)	Annualized.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		income (loss)		total expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets		net assets		net assets		net assets		rate

$14.01	6.20%	$490,916	0.95	%(g)	0.28	%(g)	1.11	%(g)	0.11	%(g)	56%
13.05	5.84	33,943	1.70	(g)	(0.51	)(g)	1.87	(g)	(0.67	)(g)	56
13.06	5.83	21,784	1.70	(g)	(0.51	)(g)	1.87	(g)	(0.67	)(g)	56
14.41	6.43	928,670	0.55	(g)	0.68	(g)	0.71	(g)	0.52	(g)	56
13.90	6.11	284	1.05	(g)	0.08	(g)	1.22	(g)	(0.10	)(g)	56

13.20	5.21	310,386	1.00		0.29		1.20		0.09		111
12.33	4.40	41,947	1.76		(0.52)		1.95		(0.72)		111
12.34	4.49	22,811	1.76		(0.52)		1.95		(0.71)		111
13.58	5.66	488,448	0.60		0.69		0.80		0.49		111
13.10	5.39	260	1.10		0.16		1.30		(0.05)		111

12.55	12.76 (e)	166,792	1.11		0.37	(c)	1.24		0.24	(c)	146
11.81	11.94 (e)	65,545	1.86		(0.32	)(c)	1.99		(0.45	)(c)	146
11.81	11.94 (e)	29,672	1.86		(0.32	)(c)	1.99		(0.45	)(c)	146
12.89	13.27 (e)	263,906	0.71		0.65	(c)	0.84		0.52	(c)	146
12.43	12.59 (e)	227	1.21		0.38	(c)	1.34		0.25	(c)	146

11.13	7.74	120,872	1.15		(0.10)		1.29		(0.24)		149
10.55	6.89	78,810	1.90		(0.85)		2.04		(0.99)		149
10.55	6.89	32,901	1.90		(0.85)		2.04		(0.99)		149
11.38	8.17	109,353	0.75		0.31		0.89		0.17		149
11.04	7.60	361	1.25		(0.20)		1.39		(0.34)		149

10.33	14.02	127,317	1.18		(0.07)		1.31		(0.20)		119
9.87	13.19	91,084	1.93		(0.82)		2.06		(0.95)		119
9.87	13.19	36,553	1.93		(0.82)		2.06		(0.95)		119
10.52	14.47	114,524	0.78		0.33		0.91		0.20		119
10.26	13.87	410	1.28		(0.17)		1.41		(0.30)		119

9.06	(21.04)	139,593	1.17		(0.32)		1.27		(0.42)		113
8.72	(21.61)	99,959	1.92		(1.06)		2.02		(1.16)		113
8.72	(21.68)	41,627	1.92		(1.07)		2.02		(1.17)		113
9.19	(20.74)	131,590	0.77		0.08		0.87		(0.02)		113
9.01	(21.06)	409	1.27		(0.41)		1.37		(0.51)		113

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions
		investment operations			to shareholders

	Net asset
	value,	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income (loss)(a)	gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (Unaudited)

2007 - A	$13.76	$0.01	$1.42	$1.43	$(0.01)	$(0.84)	$(0.85)
2007 - B	12.69	(0.04)	1.31	1.27	—	(0.84)	(0.84)
2007 - C	12.74	(0.03)	1.30	1.27	—	(0.84)	(0.84)
2007 - Institutional	14.23	0.04	1.48	1.52	(0.06)	(0.84)	(0.90)
2007 - Service	13.59	0.01	1.40	1.41	—	(0.84)	(0.84)
FOR THE YEARS ENDED AUGUST 31,

2006 - A	14.55	— (d)	0.35	0.35	—	(1.14)	(1.14)
2006 - B	13.60	(0.10)	0.33	0.23	—	(1.14)	(1.14)
2006 - C	13.64	(0.10)	0.34	0.24	—	(1.14)	(1.14)
2006 - Institutional	14.95	0.06	0.36	0.42	—	(1.14)	(1.14)
2006 - Service	14.40	(0.01)	0.34	0.33	—	(1.14)	(1.14)

2005 - A	12.24	(0.02)	3.02	3.00	—	(0.69)	(0.69)
2005 - B	11.56	(0.11)	2.84	2.73	—	(0.69)	(0.69)
2005 - C	11.60	(0.11)	2.84	2.73	—	(0.69)	(0.69)
2005 - Institutional	12.52	0.04	3.08	3.12	—	(0.69)	(0.69)
2005 - Service	12.13	(0.03)	2.99	2.96	—	(0.69)	(0.69)

2004 - A	11.61	(0.04)	1.38	1.34	(0.02)	(0.69)	(0.71)
2004 - B	11.06	(0.13)	1.32	1.19	—	(0.69)	(0.69)
2004 - C	11.10	(0.13)	1.32	1.19	—	(0.69)	(0.69)
2004 - Institutional	11.84	0.01	1.41	1.42	(0.05)	(0.69)	(0.74)
2004 - Service	11.53	(0.05)	1.36	1.31	(0.02)	(0.69)	(0.71)

2003 - A	9.36	0.02	2.23	2.25	—	—	—
2003 - B	8.99	(0.05)	2.12	2.07	—	—	—
2003 - C	9.01	(0.05)	2.14	2.09	—	—	—
2003 - Institutional	9.51	0.06	2.27	2.33	—	—	—
2003 - Service	9.30	0.01	2.22	2.23	—	—	—

2002 - A	10.59	— (d)	(0.83)	(0.83)	—	(0.40)	(0.40)
2002 - B	10.26	(0.08)	(0.79)	(0.87)	—	(0.40)	(0.40)
2002 - C	10.29	(0.07)	(0.81)	(0.88)	—	(0.40)	(0.40)
2002 - Institutional	10.76	0.04	(0.85)	(0.81)	(0.04)	(0.40)	(0.44)
2002 - Service	10.55	0.01	(0.84)	(0.83)	(0.02)	(0.40)	(0.42)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	Amount is less than $0.005 per share.
(e)	Amount is less than 0.005%.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income (loss)		total expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets		net assets		net assets		net assets		rate

$14.34	10.41%	$299,902	1.25	%(c)	0.19	%(c)	1.32	%(c)	0.12	%(c)	55%
13.12	10.06	14,623	2.00	(c)	(0.53	)(c)	2.08	(c)	(0.61	)(c)	55
13.17	10.10	26,161	2.00	(c)	(0.53	)(c)	2.08	(c)	(0.60	)(c)	55
14.85	10.71	900,976	0.85	(c)	0.59	(c)	0.92	(c)	0.52	(c)	55
14.16	10.43	29,278	1.35	(c)	0.12	(c)	1.42	(c)	0.04	(c)	55

13.76	2.42	185,508	1.27		—	(e)	1.37		(0.09)		151
12.69	1.66	16,197	2.02		(0.75)		2.11		(0.84)		151
12.74	1.65	25,899	2.02		(0.75)		2.11		(0.84)		151
14.23	2.77	504,101	0.87		0.40		0.97		0.30		151
13.59	2.30	29,501	1.37		(0.09)		1.46		(0.18)		151

14.55	24.97	154,877	1.33		(0.15)		1.41		(0.23)		149
13.60	24.07	19,555	2.08		(0.89)		2.16		(0.97)		149
13.64	24.09	24,901	2.08		(0.90)		2.16		(0.98)		149
14.95	25.57	328,912	0.93		0.25		1.01		0.17		149
14.40	24.86	38,412	1.43		(0.26)		1.51		(0.34)		149

12.24	11.87	114,684	1.33		(0.30)		1.43		(0.40)		153
11.56	11.08	19,642	2.08		(1.04)		2.18		(1.14)		153
11.60	11.05	20,915	2.08		(1.05)		2.18		(1.15)		153
12.52	12.31	145,003	0.93		0.10		1.03		—		153
12.13	11.79	42,618	1.43		(0.40)		1.53		(0.50)		153

11.61	24.04	89,340	1.34		0.25		1.52		0.07		149
11.06	23.03	19,408	2.09		(0.51)		2.27		(0.69)		149
11.10	23.09	16,463	2.09		(0.51)		2.27		(0.69)		149
11.84	24.50	111,957	0.94		0.65		1.12		0.47		149
11.53	23.87	40,775	1.44		0.15		1.62		(0.03)		149

9.36	(8.20)	57,014	1.34		0.01		1.58		(0.23)		136
8.99	(8.88)	16,854	2.09		(0.74)		2.33		(0.98)		136
9.01	(8.95)	11,504	2.09		(0.74)		2.33		(0.98)		136
9.51	(7.93)	57,683	0.94		0.39		1.18		0.15		136
9.30	(8.27)	28,999	1.44		0.15		1.68		(0.09)		136

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions to
		investment operations			shareholders

	Net asset
	value,	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income (loss)(a)	gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (Unaudited)

2007 - A	$14.29	$(0.01)	$1.79	$1.78	$(0.17)	$(0.85)	$(1.02)
2007 - B	14.09	(0.06)	1.76	1.70	(0.06)	(0.85)	(0.91)
2007 - C	14.09	(0.06)	1.76	1.70	(0.08)	(0.85)	(0.93)
2007 - Institutional	14.59	0.02	1.84	1.86	(0.22)	(0.85)	(1.07)
2007 - Service	14.31	(0.02)	1.81	1.79	(0.16)	(0.85)	(1.01)
FOR THE YEARS ENDED AUGUST 31,

2006 - A	11.70	0.21	2.57	2.78	(0.11)	(0.08)	(0.19)
2006 - B	11.53	0.08	2.57	2.65	(0.01)	(0.08)	(0.09)
2006 - C	11.54	0.09	2.56	2.65	(0.02)	(0.08)	(0.10)
2006 - Institutional	11.93	0.27	2.61	2.88	(0.14)	(0.08)	(0.22)
2006 - Service	11.73	0.18	2.59	2.77	(0.11)	(0.08)	(0.19)

2005 - A	9.49	0.18	2.10	2.28	(0.07)	—	(0.07)
2005 - B	9.37	0.08	2.08	2.16	—	—	—
2005 - C	9.37	0.08	2.09	2.17	—	—	—
2005 - Institutional	9.68	0.22	2.14	2.36	(0.11)	—	(0.11)
2005 - Service	9.54	0.29	1.98	2.27	(0.08)	—	(0.08)

2004 - A	7.66	0.10	1.80	1.90	(0.07)	—	(0.07)
2004 - B	7.56	0.04	1.80	1.84	(0.03)	—	(0.03)
2004 - C	7.56	0.04	1.79	1.83	(0.02)	—	(0.02)
2004 - Institutional	7.80	0.15	1.84	1.99	(0.11)	—	(0.11)
2004 - Service	7.70	0.15	1.77	1.92	(0.08)	—	(0.08)

2003 - A	7.35	0.08	0.28	0.36	(0.05)	—	(0.05)
2003 - B	7.24	0.04	0.28	0.32	— (c)	—	— (c)
2003 - C	7.25	0.04	0.28	0.32	(0.01)	—	(0.01)
2003 - Institutional	7.49	0.12	0.29	0.41	(0.10)	—	(0.10)
2003 - Service	7.39	0.10	0.27	0.37	(0.06)	—	(0.06)

2002 - A	8.38	0.03	(1.06)	(1.03)	—	—	—
2002 - B	8.29	(0.01)	(1.04)	(1.05)	—	—	—
2002 - C	8.30	(0.01)	(1.04)	(1.05)	—	—	—
2002 - Institutional	8.50	0.08	(1.07)	(0.99)	(0.02)	—	(0.02)
2002 - Service	8.41	0.05	(1.07)	(1.02)	—	—	—

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Amount is less than $0.005 per share.
(d)	Annualized.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income (loss)		total expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets		net assets		net assets		net assets		rate

$15.05	12.75%	$1,089,165	1.22	%(d)	(0.14	)%(d)	1.27	%(d)	(0.19	)%(d)	31%
14.88	12.32	12,383	1.97	(d)	(0.89	)(d)	2.02	(d)	(0.95	)(d)	31
14.86	12.31	9,749	1.97	(d)	(0.89	)(d)	2.02	(d)	(0.94	)(d)	31
15.38	13.02	2,413,836	0.82	(d)	0.27	(d)	0.87	(d)	0.22	(d)	31
15.09	12.76	52,439	1.32	(d)	(0.24	)(d)	1.37	(d)	(0.29	)(d)	31

14.29	24.02	739,861	1.26		1.63		1.35		1.54		59
14.09	23.18	10,306	2.02		0.64		2.11		0.55		59
14.09	23.10	7,110	2.02		0.67		2.11		0.58		59
14.59	24.52	1,661,909	0.86		2.01		0.95		1.92		59
14.31	23.87	40,369	1.37		1.38		1.46		1.29		59

11.70	24.12	293,591	1.39		1.64		1.40		1.63		73
11.53	23.05	8,075	2.14		0.75		2.15		0.74		73
11.54	23.16	4,824	2.14		0.75		2.15		0.74		73
11.93	24.51	697,144	0.99		1.96		1.00		1.95		73
11.73	23.93	22,429	1.49		2.33		1.50		2.32		73

9.49	24.85	130,291	1.59		1.08		1.68		0.99		99
9.37	24.31	6,408	2.16		0.45		2.25		0.36		99
9.37	24.28	3,747	2.16		0.43		2.25		0.34		99
9.68	25.71	261,118	1.01		1.65		1.10		1.56		99
9.54	25.08	144	1.51		1.55		1.60		1.46		99

7.66	5.00	95,015	1.67		1.12		1.84		0.95		122
7.56	4.45	5,574	2.17		0.56		2.34		0.39		122
7.56	4.38	3,646	2.17		0.64		2.34		0.47		122
7.80	5.64	158,021	1.02		1.73		1.19		1.56		122
7.70	5.14	31	1.52		1.45		1.69		1.28		122

7.35	(12.29)	72,405	1.67		0.38		1.82		0.23		115
7.24	(12.67)	6,434	2.17		(0.07)		2.32		(0.22)		115
7.25	(12.65)	3,963	2.17		(0.07)		2.32		(0.22)		115
7.49	(11.68)	188,858	1.02		1.02		1.17		0.87		115
7.39	(12.13)	18	1.52		0.60		1.67		0.45		115

GOLDMAN SACHS STRUCTURED EQUITY FUNDS
Fund Expenses (Unaudited) — Six Month Period Ended February 28, 2007
          As a shareholder of Class A, Class B, Class C, Institutional or Service Shares of the Funds you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (with respect to Class A Shares), contingent deferred sales charges (loads) on redemptions (with respect to Class B and Class C Shares), and redemption fees (with respect to Class A, Class B, Class C, Institutional and Service Shares, if any); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A, Class B and Class C Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class B, Class C, Institutional and Service Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006 through February 28, 2007.
Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.
Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Structured Large Cap				Structured U.S.				Structured Large Cap				Structured Small Cap				Structured International
	Value Fund				Equity Fund				Growth Fund				Equity Fund				Equity Fund

				Expenses				Expenses				Expenses				Expenses				Expenses
				Paid				Paid				Paid				Paid				Paid
	Beginning	Ending		for the	Beginning	Ending		for the	Beginning	Ending		for the	Beginning	Ending		for the	Beginning	Ending		for the
	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended	Value	Value		ended	Value	Value		ended	Value	Value		ended
Share Class	9/1/06	2/28/07		2/28/07*	9/1/06	2/28/07		2/28/07*	9/1/06	2/28/07		2/28/07*	9/1/06	2/28/07		2/28/07*	9/1/06	2/28/07		2/28/07*

Class A
Actual	$1,000.00	$1,078.10		$4.91	$1,000.00	$1,068.50		$4.88	$1,000.00	$1,062.00		$4.86	$1,000.00	$1,104.10		$6.53	$1,000.00	$1,127.50		$6.41
Hypothetical 5% return	1,000.00	1,020.07	+	4.77	1,000.00	1,020.08	+	4.77	1,000.00	1,020.08	+	4.76	1,000.00	1,018.59	+	6.26	1,000.00	1,018.77	+	6.08

Class B
Actual	1,000.00	1,074.40		8.75	1,000.00	1,064.30		8.73	1,000.00	1,058.40		8.67	1,000.00	1,100.60		10.40	1,000.00	1,123.20		10.34
Hypothetical 5% return	1,000.00	1,016.36	+	8.50	1,000.00	1,016.34	+	8.53	1,000.00	1,016.37	+	8.49	1,000.00	1,014.89	+	9.98	1,000.00	1,015.05	+	9.81

Class C
Actual	1,000.00	1,073.70		8.74	1,000.00	1,064.20		8.72	1,000.00	1,058.30		8.67	1,000.00	1,101.00		10.41	1,000.00	1,123.10		10.34
Hypothetical 5% return	1,000.00	1,016.36	+	8.50	1,000.00	1,016.34	+	8.52	1,000.00	1,016.37	+	8.49	1,000.00	1,014.89	+	9.98	1,000.00	1,015.05	+	9.82

Institutional
Actual	1,000.00	1,080.00		2.85	1,000.00	1,070.50		2.83	1,000.00	1,064.30		2.82	1,000.00	1,107.10		4.45	1,000.00	1,130.20		4.30
Hypothetical 5% return	1,000.00	1,022.06	+	2.77	1,000.00	1,022.06	+	2.76	1,000.00	1,022.06	+	2.77	1,000.00	1,020.57	+	4.27	1,000.00	1,020.75	+	4.08

Service
Actual	1,000.00	1,077.10		5.45	1,000.00	1,067.90		5.39	1,000.00	1,061.10		5.35	1,000.00	1,104.30		7.03	1,000.00	1,127.60		6.93
Hypothetical 5% return	1,000.00	1,019.55	+	5.30	1,000.00	1,019.58	+	5.26	1,000.00	1,019.61	+	5.24	1,000.00	1,018.11	+	6.75	1,000.00	1,018.28	+	6.58

*	Expenses for each share class are calculated using each Fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2007. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class B	Class C	Institutional	Service

Structured Large Cap Value	0.95%	1.70%	1.70%	0.55%	1.05%
Structured U.S. Equity	0.95	1.70	1.70	0.55	1.05
Structured Large Cap Growth	0.95	1.70	1.70	0.55	1.05
Structured Small Cap Equity	1.25	2.00	2.00	0.85	1.35
Structured International Equity	1.22	1.96	1.96	0.82	1.31

+	Hypothetical expenses are based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses.

FUNDS PROFILE
Goldman Sachs Funds
Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.
Today, The Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $664.4 billion in assets under management as of December 31, 2006 — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.
GOLDMAN SACHS FUNDS
In building a globally diversified portfolio, you can select from more than 50 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.

Money Market Funds[1]

Fixed Income Funds
▪  Enhanced Income Fund
▪  Ultra-Short Duration
Government Fund
▪  Short Duration Government Fund
▪  Short Duration Tax-Free Fund
▪  California Intermediate AMT-Free
Municipal Fund
▪  New York Intermediate AMT-Free
Municipal Fund
▪  Tennessee Municipal Fund
▪  Municipal Income Fund
▪  U.S. Mortgages Fund
▪  Government Income Fund
▪  Core Fixed Income Fund
▪  Core Plus Fixed Income Fund
▪  Investment Grade Credit Fund
▪  Global Income Fund
▪  High Yield Municipal Fund
▪  High Yield Fund
▪  Emerging Markets Debt Fund

Domestic Equity Funds
▪  Balanced Fund
▪  Growth and Income Fund
▪  Structured Large Cap Value
▪  Large Cap Value Fund
▪  Structured U.S. Equity Fund
▪  Structured U.S. Equity Flex Fund
▪  Structured Large Cap Growth Fund
▪  Capital Growth Fund
▪  Strategic Growth Fund
▪  Concentrated Growth Fund
▪  Mid Cap Value Fund
▪  Growth Opportunities Fund
▪  Small/ Mid Cap Growth Fund
▪  Structured Small Cap Equity Fund
▪ Small Cap Value Fund	International Equity Funds
▪  Structured International Equity Fund
▪  Structured International Equity
Flex Fund
▪  Concentrated International
Equity Fund[2] ▪  Japanese Equity Fund
▪  International Small Cap Fund
▪  Asia Equity Fund
▪  Emerging Markets Equity Fund
▪  BRIC Fund (Brazil, Russia, India, China)

Asset Allocation Funds[3]

Specialty Funds[3]
▪  U.S. Equity Dividend and
Premium Fund
▪  Structured Tax-Managed Equity Fund
▪  Real Estate Securities Fund
▪  International Real Estate
Securities Fund
▪  Tollkeeper FundSM
▪ Commodity Strategy Fund

[1]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

[2]	Effective December 26, 2006 the International Equity Fund was renamed the Concentrated International Equity Fund.

[3]	Individual Funds within the Asset Allocation and Specialty categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Asset Allocation or Specialty category.

The Goldman Sachs Tollkeeper FundSM is a registered service mark of Goldman, Sachs & Co.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, 32ND FLOOR, NEW YORK, NEW YORK 10005

TRUSTEES Ashok N. Bakhru, Chairman John P. Coblentz, Jr. Patrick T. Harker Mary Patterson McPherson Alan A. Shuch Richard P. Strubel	OFFICERS Kaysie P. Uniacke, President James A. Fitzpatrick, Vice President James A. McNamara, Vice President John M. Perlowski, Treasurer Peter V. Bonanno, Secretary

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser
Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.
The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission Web site at http://www.sec.gov.
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Beginning the fiscal quarter ended November 30, 2004 and every first and third fiscal quarter thereafter, the Funds’ Form N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. When available, the Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).
Holdings and allocations shown are unaudited, and may not be representative of current or future investments. Holdings and allocations may not include the Funds’ entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.
The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Please consider a Fund’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing. The Prospectus contains this and other information about the Funds.

Copyright 2007 Goldman, Sachs & Co. All rights reserved. 07-780	STRUCTSAR / 134.3K / 04-07

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d)	A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John P. Coblentz, Jr. is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

N/A

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant’s Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	May 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	May 9, 2007

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	May 9, 2007